    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 11, 1995

                                                               FILE NO. 33-35412
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                                                             /X/

                        POST-EFFECTIVE AMENDMENT NO. 11


                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                                                             /X/

                                AMENDMENT NO. 12

                            ------------------------

                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II

                           (Exact Name of Registrant)

                       NORTHBROOK LIFE INSURANCE COMPANY

                              (Name of Depositor)

                               MICHAEL J. VELOTTA
                 VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                       NORTHBROOK LIFE INSURANCE COMPANY
                               3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  708/402-2400
                (Name and Complete Address of Agent for Service)
                            ------------------------

                                   COPIES TO:

     MARK J. MACKEY, ESQ.                    CHRISTINE A. EDWARDS, ESQ.
  ROUTIER, MACKEY & JOHNSON,                 DEAN WITTER REYNOLDS, INC.
             P.C.                              TWO WORLD TRADE CENTER
     1700 K STREET, N.W.                      NEW YORK, NEW YORK 10048
          SUITE 1003
    WASHINGTON, D.C. 20006

                            ------------------------

                        STATEMENT PURSUANT TO RULE 24f-2

    PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HEREBY STATES THAT, PURSUANT TO PARAGRAPH (b)(1), IT FILED ITS RULE 24f-2 NOTICE FOR THE FISCAL YEAR ENDING DECEMBER 31, 1994 ON FEBRUARY 28, 1995.
                            ------------------------

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                            (check appropriate box)

        ------------ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE
                     485

        ------------ ON      (DATE)     PURSUANT TO PARAGRAPH (b) OF RULE 485

          X
        ------------ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(i) OF RULE
                     485

        ------------ ON (DATE) PURSUANT TO PARAGRAPH (a)(i) OF RULE 485

    If appropriate, check the following box:

        ------------ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             CROSS REFERENCE SHEET
       SHOWING LOCATION IN PART A (PROSPECTUS) AND PART B OF REGISTRATION
                 STATEMENT OF INFORMATION REQUIRED BY FORM N-4

ITEM OF FORM N--4                                                          PROSPECTUS CAPTION
-------------------------------------------------------------------------  ---------------------------------------------------
1.         Cover Page....................................................  Cover Page
2.         Definitions...................................................  Glossary
3.         Synopsis......................................................  Synopsis; Summary of Separate Account Expenses
4.         Condensed Financials..........................................  --
           (a)        Chart..............................................  Condensed Financial Information
           (b)        MM Yield...........................................  Not Applicable
           (c)        Location of Others.................................  Previously Filed with Registration Statement
5.         General.......................................................  --
           (a)        Depositor..........................................  Northbrook Life Insurance Company
           (b)        Registrant.........................................  The Variable Account
           (c)        Portfolio Company..................................  Dean Witter Variable Investment Series
           (d)        Fund Prospectus....................................  Dean Witter Variable Investment Series
           (e)        Voting Rights......................................  Voting Rights
           (f)        Administrators.....................................  Charges & Other Deductions--Contract Maintenance
                                                                            Charge
6.         Deductions & Expenses.........................................  Charges & Other Deductions
           (a)        General............................................  Charges & Other Deductions
           (b)        Sales Load %.......................................  Early Withdrawal Charge
           (c)        Special Purchase Plans.............................  N/A
           (d)        Commissions........................................  Sales Commission
           (e)        Expenses--Registrant...............................  Charges & Other Deductions
           (f)        Fund Expenses......................................  Dean Witter Variable Investment Series Expenses
           (g)        Organizational Expenses............................  N/A
7.         Contracts.....................................................  --
           (a)        Persons with Rights................................  The Contracts; Benefits; Income Payments; Voting
                                                                            Rights; Assignments; Beneficiaries; Contract
                                                                            Owners
           (b)        (i)  Allocation of Purchase Payments...............  Allocation of Purchase Payments
                      (ii)  Transfers....................................  Transfers
                      (iii)  Exchanges...................................  N/A
           (c)        Changes............................................  Modification
           (d)        Inquiries..........................................  Customer Inquiries
8.         Annuity Period................................................  Income Payments
           (a)        Material Factors...................................  Amount of Variable Annuity Income Payments
           (b)        Dates..............................................  Payout Start Date
           (c)        Frequency, duration & level........................  Amount of Variable Annuity Income Payments
           (d)        AIR................................................  Amount of Variable Annuity Income Payments
           (e)        Minimum............................................  Amount of Variable Annuity Income Payments
           (f)        --Change Options...................................  Transfers
                      --Transfer.........................................  --

ITEM OF FORM N--4                                                          PROSPECTUS CAPTION
-------------------------------------------------------------------------  ---------------------------------------------------
 9.        Death Benefit.................................................  Death Benefits
10.        Purchases & Contract Value                                      --
           (a)        Purchases..........................................  Purchase of the Contract; Crediting of Purchase
                                                                            Payments
           (b)        Valuation..........................................  Value of Variable Account Accumulation Units
           (c)        Daily Calculation..................................  Value of Variable Account Accumulation Units;
                                                                            Allocation of Purchase Payments
           (d)        Underwriter........................................  Dean Witter Reynolds Inc.
11.        Redemptions...................................................  --
           (a)        --By Owners........................................  Surrender & Withdrawals
           (b)        --By Annuitant.....................................  Income Plans
           (c)        Texas ORP..........................................  Not Applicable
           (d)        Lapse..............................................  Not Applicable
           (e)        Free Look..........................................  Introduction
12.        Taxes.........................................................  Federal Tax Matters
13.        Legal Proceedings.............................................  N/A
14.        SAI Contents..................................................  SAI Table of Contents
15.        Cover Page....................................................  Cover Page
16.        Table of Contents.............................................  Table of Contents
17.        General Information & History                                   --
           (a)        Depositor's Name...................................  Northbrook Life Insurance Company
           (b)        Assets of Sub-Account..............................  The Variable Account
           (c)        Control of Depositor...............................  Northbrook Life Insurance Company
18.        Services......................................................  --
           (a)        Fees & Expenses of Registrant......................  Contract Maintenance Charge
           (b)        Management Contracts...............................  Contract Maintenance Charge; Sales Commissions
           (c)        Custodian..........................................  SAI: Safekeeping of the Variable Account's Assets
                      Independent Public Accountant......................  SAI: Experts
           (d)        Assets of Registrant...............................  SAI: Safekeeping of the Variable Account Assets
           (e)        Affiliated Persons.................................  N/A
           (f)        Principal Underwriter..............................  Dean Witter Reynolds Inc.
19.        Purchase of Securities Being Offered..........................  --
           (a)        Offering...........................................  SAI: Purchase of Contracts
           (b)        Sales load.........................................  SAI: Sales Commissions
20.        Underwriters..................................................  --
           (a)        Principal Underwriter..............................  SAI: Dean Witter Reynolds Inc.
           (b)        Continuous Offering................................  SAI: Purchase of Contracts

ITEM OF FORM N--4                                                          PROSPECTUS CAPTION
-------------------------------------------------------------------------  ---------------------------------------------------
           (c)        Commissions........................................  SAI: Sales Commissions; Dean Witter Reynolds Inc.
           (d)        Unaffiliated Underwriters..........................  N/A
21.        Calculation of Performance Data...............................  SAI: Performance Data
22.        Annuity Payments..............................................  SAI: Income Payments
23.        Financial Statements..........................................  --
           (a)        Financial Statements of Registrant.................  SAI: Northbrook Variable Annuity Account II
                                                                            Financial Statements
           (b)        Financial Statements of Depositor..................  SAI: Northbrook Life Insurance Company Financial
                                                                            Statements
24a.       Financial Statements..........................................  Part C. Financial Statements
24b.       Exhibits......................................................  Part C. Exhibits
25.        Directors and Officers........................................  Part C. Directors & Officers of Depositor
26.        Persons Controlled By or Under Common Control with Depositor or Registrant.................................................  Part C. Persons Controlled by or Under Common
                                                                            Control with Depositor or Registrant
27.        Number of Contract Owners.....................................  Part C. Number of Contract Owners
28.        Indemnification...............................................  Part C. Indemnification
29a.       Relationship of Principal Underwriter to Other Investment
           Companies.....................................................  Part C. Relationship of Principal Underwriter to
                                                                            Other Investment Companies
29b.       Principal Underwriters........................................  Part C. Principal Underwriters
29c.       Compensation of Underwriter...................................  Part C. Compensation of Dean Witter
30.        Location of Accounts and Records..............................  Part C. Location of Accounts and Records
31.        Management Services...........................................  Part C. Management Services
32.        Undertakings..................................................  Part C. Undertakings

                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II

                                       OF

                       NORTHBROOK LIFE INSURANCE COMPANY
                 P.O. BOX 94040, PALATINE, ILLINOIS 60094-4040

                GROUP AND INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                 DISTRIBUTED BY

                           DEAN WITTER REYNOLDS INC.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                              -------------------

    This Prospectus describes the group and individual Flexible Premium Deferred Variable Annuity Contract ("Contract") offered by Northbrook Life Insurance Company ("Company"), a wholly owned subsidiary of Allstate Life Insurance Company. Dean Witter Reynolds Inc. ("Dean Witter") is the principal underwriter and distributor of the Contracts. In certain states the Contract is only available as a group Contract. In these states a Certificate (hereinafter referred to as "Contract") is issued to customers of Dean Witter which summarizes the provisions of the Master Group Policy issued to Dean Witter.

    The Contract has the flexibility to allow you to shape an annuity to fit your particular needs. It is primarily designed to aid you in long-term financial planning and can be used for retirement planning regardless of whether the plan qualifies for special federal income tax treatment.

    This Prospectus is a concise statement of the relevant information about the Northbrook Variable Annuity Account II ("Variable Account") which you should know before making a decision to purchase the Contract. This Prospectus generally describes only the variable portion of the Contract. For a brief summary of the fixed portion of the Contract, see "The Fixed Account" on page 21.

    The Variable Account invests exclusively in shares of the Dean Witter Variable Investment Series (the "Fund"), a mutual fund managed by Dean Witter InterCapital Inc., a wholly owned subsidiary of Dean Witter, Discover & Co.


    The Company has prepared and filed a Statement of Additional Information dated October , 1995, with the U.S. Securities and Exchange Commission. If you wish to receive the Statement of Additional Information, you may obtain a free copy by calling or writing the Company at the address below. For your convenience, an order form for the Statement of Additional Information may be found on page 29 of this Prospectus. Before ordering, you may wish to review the Table of Contents of the Statement of Additional Information on page 27 of this Prospectus. The Statement of Additional Information has been incorporated by reference into this Prospectus.


                       NORTHBROOK LIFE INSURANCE COMPANY
                                 P.O. BOX 94040
                         PALATINE, ILLINOIS 60094-4040
                                 (708) 402-4301

                 THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED
                  OR PRECEDED BY A CURRENT PROSPECTUS FOR THE
                     DEAN WITTER VARIABLE INVESTMENT SERIES

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
      EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY
           OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

    PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE


                THE DATE OF THIS PROSPECTUS IS OCTOBER   , 1995.

THE CONTRACTS ARE AVAILABLE IN ALL STATES (EXCEPT NEW YORK), PUERTO RICO AND THE
                             DISTRICT OF COLUMBIA.

    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                               TABLE OF CONTENTS

                                                       PAGE
                                                       -----
GLOSSARY..........................................           3
INTRODUCTION......................................           5
SUMMARY OF SEPARATE ACCOUNT EXPENSES..............           7
CONDENSED FINANCIAL INFORMATION...................           9
PERFORMANCE DATA..................................          10
FINANCIAL STATEMENTS..............................          10
NORTHBROOK LIFE INSURANCE COMPANY AND THE VARIABLE
 ACCOUNT..........................................          10
    Northbrook Life Insurance Company.............          10
    Dean Witter Reynolds Inc......................          11
    The Variable Account..........................          11
    The Dean Witter Variable Investment Series....          11
THE CONTRACTS.....................................          13
    Purchase of the Contracts.....................          13
    Crediting of Initial Purchase Payments........          13
    Allocation of Purchase Payments...............          13
    Value of Variable Account Accumulation
     Units........................................          14
    Transfers.....................................          14
    Surrender and Withdrawals.....................          15
    Default.......................................          16
CHARGES AND OTHER DEDUCTIONS......................          16
    Deductions from Purchase Payments.............          16
    Early Withdrawal Charge.......................          16
    Contract Maintenance Charge...................          17
    Administrative Expense Charge.................          17
    Mortality and Expense Risk Charge.............          17
    Taxes.........................................          18
    Dean Witter Variable Investment Series
     ("Fund") Expenses............................          18
BENEFITS UNDER THE CONTRACT.......................          18
    Death Benefits Prior to the Payout Start
     Date.........................................          18
    Death Benefits After the Payout Start Date....          19

                                                       PAGE
                                                       -----
INCOME PAYMENTS...................................          20
    Payout Start Date.............................          20
    Amount of Variable Annuity Income Payments....          20
    Income Plans..................................          20
THE FIXED ACCOUNT.................................          21
    General Description...........................          21
    Transfers, Surrenders, and Withdrawals........          22
GENERAL MATTERS...................................          22
    Owner.........................................          22
    Beneficiary...................................          23
    Delay of Payments.............................          23
    Assignments...................................          23
    Modification..................................          23
    Customer Inquiries............................          23
FEDERAL TAX MATTERS...............................          23
    Introduction..................................          23
    Taxation of Annuities in General..............          23
      Tax Deferral................................          23
      Non-Natural Owners..........................          24
      Diversification Requirements................          24
      Investor Control............................          24
      Taxation of Partial and Full Withdrawals....          24
      Taxation of Annuity Payments................          24
      Taxation of Annuity Death Benefits..........          25
      Penalty Tax on Premature Distributions......          25
      Aggregation of Annuity Contracts............          25
    Tax Qualified Contracts.......................          25
      Restrictions Under Section 403(b) Plans.....          25
    Income Tax Withholding........................          25
VOTING RIGHTS.....................................          26
SALES COMMISSION..................................          26
STATEMENT OF ADDITIONAL INFORMATION: TABLE OF
 CONTENTS.........................................          27
ORDER FORM........................................          29

                                    GLOSSARY

    ACCUMULATION UNIT--An accounting unit used to calculate the Cash Value in the Variable Account prior to the Payout Start Date. Each Sub-Account of the Variable Account has its own distinct Accumulation Unit value.

    AGE--Age on last birthday.

    ANNUITANT--Includes  Annuitant and any Joint  Annuitant. A natural person(s)
whose  life  determines  the  duration   of  annuity  payments  involving   life
contingencies.

    ANNUITY   UNIT--An  accounting  unit  used  to  calculate  Variable  Annuity payments. Each Sub-Account has a distinct Annuity Unit value.

    AUTOMATIC ADDITIONS--Additional Purchase Payments of $25 or more which are made automatically from the Owner's bank account or Dean Witter Active Assets-TM- Account.

    BENEFICIARY--The person(s) designated in the Contract who, after the death of any Owner or last surviving annuitant, may elect to receive the Death Benefit or continue the Contract as described in "Benefits Under the Contract" on page 18.

    COMPANY--The issuer of the Contract, Northbrook Life Insurance Company, which is a wholly owned subsidiary of Allstate Life Insurance Company.

    CONTRACT/CERTIFICATE--The   Flexible   Premium  Deferred   Variable  Annuity
Contract known as the "Northbrook Variable Annuity II" that is described in this prospectus.

    CONTRACT ANNIVERSARY--An anniversary of the date that the Contract was issued to the Owner.

    CASH VALUE--The sum of the value of all Accumulation Units for the Variable Account plus the value in the Fixed Account.

    CONTRACT YEAR--The year commencing on either the Issue Date or a Contract Anniversary.

    DATE OF DEATH--The Date that an Owner and/or Annuitant dies causing a Death Benefit to be due.

    DEATH BENEFIT--Prior to the Payout Start Date, the amount payable on the death of the Owner or Annuitant.

    DEATH BENEFIT ANNIVERSARY--Every sixth Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

    DOLLAR COST AVERAGING--A method to transfer $100 or more of the Cash Value in the Money Market Sub-Account automatically to the other Sub-Accounts on a monthly basis.

    DUE PROOF OF DEATH--One of the following:

      (a) A copy of a certified death certificate.

      (b) A copy of a certified decree of a court of competent jurisdiction as to the finding of death.

      (c) Any other proof satisfactory to the Company.

    EARLY WITHDRAWAL CHARGE--The charge that may be assessed by the Company on full or partial withdrawals of the Purchase Payments in excess of the Free Withdrawal Amount.

    ENHANCED DEATH BENEFIT--An additional Death Benefit option which can be selected at the time the Contract is Purchased.

    FIXED ACCOUNT--All of the assets of the Company that are not in separate accounts. Contributions made to the Fixed Account are invested in the general account of the Company.

    FIXED ANNUITY--An annuity with payments having a guaranteed amount.

    FREE WITHDRAWAL AMOUNT--A portion of the Cash Value which may be annually withdrawn during the course of the Contract Year without incurring an Early Withdrawal Charge, i.e., 15% of all Purchase Payments.

    GUARANTEE PERIOD--The period of time for which a credited rate on an allocation or transfer to the Fixed Account is guaranteed.

    INCOME PAYMENTS--A series of periodic annuity payments made by the Company to the Owner or Beneficiary.

    INVESTMENT ALTERNATIVE--The Fixed Account and the eleven Sub-Accounts of the Variable Account constitute the twelve Investment Alternatives.

    JOINT ANNUITANT--The person, along with the Annuitant, whose life determines the duration of annuity payments under a joint and last survivor annuity.

    NET INVESTMENT FACTOR--The factor for a particular Sub-Account used to determine the value of an Accumulation Unit and Annuity Unit in any Valuation Period.

    NON-QUALIFIED CONTRACTS--Contracts that do not qualify for special federal income tax treatment.

    OWNER--With respect to individual Contracts, the person or person(s) designated as the Owner(s) in the Contract. With respect to group Contracts, an individual participant(s) under the Contract.

    PAYOUT START DATE--The date Income Payments are to begin under the Contract.

    PORTFOLIOS--The mutual fund portfolios of The Dean Witter Variable Investment Series. The Dean Witter Variable Investment Series has eleven separate Portfolios: the Money Market Portfolio, the Quality Income Plus Portfolio, the High Yield Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Capital Growth Portfolio, the Global Dividend Growth Portfolio, the European Growth Portfolio, the Pacific Growth Portfolio, the Equity Portfolio and the Strategist Portfolio.

    PURCHASE PAYMENTS--The premiums paid by the Owner to the Company.

    QUALIFIED CONTRACTS--Contracts issued under plans that qualify for special federal income tax treatment.

    REQUIRED MINIMUM DISTRIBUTION--For Qualified Contracts, partial withdrawals equal to the IRS Required Minimum Distribution may be taken from the Cash Value and sent to the Owner or deposited in the Owner's bank account or Dean Witter Active Assets-TM- Account.

    SETTLEMENT VALUE--The Cash Value less any applicable Early Withdrawal Charges and premium tax. The Settlement Value will be calculated at the end of the valuation period coinciding with a request for payment.

    SUB-ACCOUNT--A sub-division of the Variable Account. Each Sub-Account invests exclusively in shares of a specified Portfolio.

    SYSTEMATIC WITHDRAWALS--Partial withdrawals of $100 or more may be taken from the Cash Value and deposited in the Owner's bank account or Dean Witter Active Assets-TM- Account or sent directly to the Owner.

    VALUATION DATE--Each day that the New York Stock Exchange is open for business, except for days in which there is an insufficient degree of trading in the Variable Account's portfolio securities that the value of Accumulation or Annuity Units might not be materially affected by changes in the value of the portfolio securities. The Valuation Date does not include such Federal and non-Federal holidays as are observed by the New York Stock Exchange.

    VALUATION PERIOD--The period between successive Valuation Dates, commencing on the close of business of each Valuation Date and ending at the close of business of the next succeeding Valuation Date.

    VARIABLE   ACCOUNT--Northbrook  Variable  Annuity  Account  II,  a  separate investment account established by the Company to receive and invest the Purchase Payments paid under the Contracts.

    VARIABLE ANNUITY--An annuity with payments that have no predetermined or guaranteed dollar amounts. The payments will vary in amounts depending upon the investment experience of one or more of the Portfolios.

INTRODUCTION
--------------------------------------------------------------------------------

1.  WHAT IS THE PURPOSE OF THE CONTRACT?
    The Contracts described in this Prospectus seek to allow you to accumulate funds and to receive annuity payments ("Income Payments"), when desired, at rates which depend upon the return achieved from the types of investments chosen. THERE IS NO ASSURANCE THAT THIS GOAL WILL BE ACHIEVED. In attempting to achieve this goal, the Owner can allocate Purchase Payments to one or more of the Variable Account Portfolios. (Certain limitations may apply during the free-look period of your Contract. See "Allocation of Purchase Payments," page 13.)

    Because Income Payments and Cash Values invested in the Variable Account depend on the investment experience of the selected Portfolios, the Owner bears the entire investment risk for amounts allocated to the Variable Account. See "Value of Variable Account Accumulation Units", page 14 and "Income Payments", page 20.

2.  HOW DO I PURCHASE A CONTRACT?
    You may purchase the Contract from Dean Witter, the Company's authorized sales representative. The first Purchase Payment must be at least $4,000 (for Qualified Contracts, $1,000). Presently, the Company will accept an initial Purchase Payment of at least $1,000, but reserves the right to increase the minimum initial Purchase Payment amount to $4,000. See "Purchase of the Contracts", page 13.

    At the time of purchase, you will allocate your Purchase Payment among the Investment Alternatives, subject to certain limitations described in the "Allocation of Purchase Payments" section on page 13. All allocations must be in whole percents from 0% to 100% and must total 100%. Allocations of amounts of no less than $100 may also be made. Allocations may be changed by notifying the Company in writing. See "Allocation of Purchase Payments", page 13.

3.  WHAT TYPES OF INVESTMENTS UNDERLIE THE VARIABLE ACCOUNT?

    The Variable Account invests exclusively in shares of the Dean Witter Variable Investment Series (the "Fund"), a mutual fund managed by Dean Witter InterCapital, Inc., a wholly owned subsidiary of Dean Witter, Discover & Co. The Fund has eleven Portfolios: the Money Market Portfolio, the Quality Income Plus Portfolio, the High Yield Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Capital Growth Portfolio, the Global Dividend Growth
Portfolio, the European Growth Portfolio, the Pacific Growth Portfolio, the Equity Portfolio and the Strategist Portfolio. The assets of each Portfolio are held separately from the other Portfolios and each has distinct investment objectives and policies which are described in the accompanying Prospectus for the Fund. In addition to the Variable Account, Owners can also allocate all or part of their Purchase Payments to the Fixed Account. See "The Fixed Account" on page 21.

4.  CAN I TRANSFER AMOUNTS AMONG THE INVESTMENT ALTERNATIVES?

    Transfers must be at least $100 or the entire amount in the Investment Alternative, whichever is less. Transfers to any Guarantee Period of the Fixed Account must be at least $500. Dollar Cost Averaging automatically moves funds on a monthly basis from the Money Market Sub-Account to other Sub-Accounts of your choice. Certain transfers may be restricted. See "Transfers", page 14.

5.  CAN I GET MY MONEY IF I NEED IT?

    All or part of the Settlement Value can be withdrawn before the earliest of the Payout Start Date, the death of an Owner or the death of the last surviving Annuitant. No Early Withdrawal Charges will be deducted on amounts up to the annual Free Withdrawal Amount, i.e., 15% of Purchase Payments made. Amounts withdrawn in excess of the Free Withdrawal Amount may be subject to an Early Withdrawal Charge of 0% to 6% depending on how long the withdrawn Purchase Payments have been invested in the Contract. THE COMPANY GUARANTEES THAT THE AGGREGATE SURRENDER CHARGES WILL NEVER EXCEED 6% OF THE PURCHASE PAYMENTS. Withdrawals and surrenders may be subject to income tax and a 10% tax penalty. In addition, federal and state income tax may be withheld from withdrawal and surrender amounts. Additional restrictions may apply to Qualified Contracts. See "Surrender and Withdrawals", page 15, and "Taxation of Annuities in General", page 23.

6.  WHAT ARE THE CHARGES AND DEDUCTIONS UNDER THE CONTRACT?

    To meet its Death Benefit obligations and to pay expenses not covered by the Contract Maintenance Charge, the Company deducts a Mortality and Expense Risk Charge of 1.25% and an Administrative Expense Charge of .10%. For Contracts with the optional Enhanced Death Benefit provision, an additional Mortality and Expense Risk Charge of .13% is assessed bringing the total charges for Contracts with the Enhanced Death Benefit provision to a Mortality and Expense Risk Charge of 1.38% and an Administrative Expense Risk Charge of .10%. See "Mortality and Expense Risk Charge", page 17 and "Administrative Expense Charge", page 17. Annually, the Company deducts $30 for maintaining the Contract. See "Contract Maintenance Charge", page 17. Additional deductions may be made for certain taxes. See "Taxes", page 18.

7.  DOES THE CONTRACT PAY ANY GUARANTEED DEATH BENEFITS?

    The Contracts provide that if any Owner or the last surviving Annuitant dies prior to the Payout Start Date, a Death Benefit may be paid to the new Owner or Beneficiary. If the Annuitant, not also an Owner dies, then the Death Benefit will be paid to the Owner in a lump sum. If requested to be paid in a lump sum within 60 days from the Date of Death, the Death Benefit will be the greatest of
(1) the sum of all Purchase Payments less any amounts deducted in connection with partial withdrawals including any Early Withdrawal Charges and premium tax; or (2) the Cash Value on the date we receive Due Proof of Death; or (3) the Cash Value on the most recent Death Benefit Anniversary less any amounts deducted in connection with partial withdrawals, including any Early Withdrawal Charges and premium tax deducted from the Cash Value since that anniversary. For Contracts with the optional Enhanced Death Benefit provision, the Death Benefit will be the greatest of (1) through (3) above, or (4) the Enhanced Death Benefit. If the Enhanced Death Benefit option is selected, it applies only at the death of the Owner. It does not apply to the death of the Annuitant if different from the Owner. See "Death Benefits Prior to the Payout Start Date," page 18, for a full description of Death Benefit options.

    Prior to the Payout Start Date the Beneficiary has 60 days from the Date of Death of the Owner(s) or Annuitant(s) to either elect an income plan or to take a lump sum payment. Death Benefits after the Payout Start Date, if any, will depend on the income plan chosen. See "Benefits Under the Contract", page 18.

8.  IS THERE A FREE-LOOK PROVISION?

    The Owner(s) may cancel the Contract anytime within 20 days after receipt of the Contract, or longer if required by State law, and receive a full refund of Purchase Payments allocated to the Fixed Account. Unless a refund of Purchase Payments is required by State or Federal law, Purchase Payments allocated to the Variable Account will be returned after an adjustment to reflect investment gain or loss, less any applicable Contract expenses that occurred from the date of allocation through the date of cancellation.

SUMMARY OF SEPARATE ACCOUNT EXPENSES
--------------------------------------------------------------------------------

    The following fee table illustrates all expenses and fees that the Owner will incur. The expenses and fees set forth in the table are based on charges under the contracts and on the expenses of the separate account and the underlying Fund for the fiscal year ended December 31, 1994.

OWNER TRANSACTION EXPENSES (ALL SUB-ACCOUNTS)

Sales Load Imposed on Purchases (as a percentage of Purchase Payments).................       None
Early withdrawal charge (as a percentage of Purchase Payments).........................      *

                                                                                                                   APPLICABLE
                                                                                                                     SALES
                                     NUMBER OF COMPLETE CONTRACT YEARS SINCE                                         CHARGE
                                    PURCHASE PAYMENT BEING WITHDRAWN WAS MADE                                      PERCENTAGE
                                                                                                                   ----------
0 years..........................................................................................................      6%
1 year...........................................................................................................      5%
2 years..........................................................................................................      4%
3 years..........................................................................................................      3%
4 years..........................................................................................................      2%
5 years..........................................................................................................      1%
6 years or more..................................................................................................      0%

Exchange Fee.......................................................................       None
Annual Contract Fee................................................................     $30

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

Mortality and Expense Risk Charge..................................................    1.38%**
Administrative Expense Charge......................................................       .10%
Total Separate Account Annual Expenses.............................................    1.48%**

  *There are no  Contingent Deferred  Sales Charges on  amounts up  to the  Free
   Withdrawal Amount.
 **For  Contracts without an Enhanced Death Benefit provision, the Mortality and
   Expense Risk Charge is 1.25% resulting in total Separate Account Annual Expenses of 1.35%.

DEAN WITTER VARIABLE INVESTMENT SERIES ("FUND") EXPENSES
  (AS A PERCENTAGE OF FUND AVERAGE ASSETS)

                                          MANAGEMENT     OTHER       TOTAL FUND
PORTFOLIO                                    FEES      EXPENSES    ANNUAL EXPENSES
----------------------------------------  ----------   ---------   ---------------
Money Market............................    .50 %         .052%          .552%
Quality Income Plus.....................    .50 %***      .040%          .540%
High Yield..............................    .50 %         .091%          .591%
Utilities...............................    .65 %***      .029%          .679%
Dividend Growth.........................    .625%***      .027%          .652%
Capital Growth..........................    .65 %         .116%          .766%
Global Dividend Growth..................    .75 %         .121%          .871%
European Growth.........................   1.00 %         .16 %         1.160%
Pacific Growth..........................   1.00 %         .005%         1.005%
Equity..................................    .50 %         .066%          .566%
Strategist..............................    .50 %         .043%          .543%

***This  percentage is applicable to Portfolio net assets of up to $500 million.
   For net assets which exceed $500 million in the Quality Income Plus, Utilities and Dividend Growth Portfolios, the management fee will be .45%, .55% and .50%, respectively.

EXAMPLE
    You (the Owner) would pay the following expenses on a $1,000 investment, assuming a 5% annual return under the following circumstances:

    If you surrender your Conract at the end of the applicable time period (or if you annuitize for a specified period of less than 120 months):

(WITH ENHANCED DEATH BENEFIT PROVISION**)           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
Money Market Sub-Account..........................    $64       $92      $122      $244
Quality Income Plus Sub-Account...................    $64       $91      $121      $243
High Yield Sub-Account............................    $64       $93      $124      $248
Utilities Sub-Account.............................    $65       $96      $129      $257
Dividend Growth Sub-Account.......................    $65       $95      $127      $255
Capital Growth Sub-Account........................    $66       $98      $133      $266
European Growth Sub-Account.......................    $70      $110      $153      $306
Equity Sub-Account................................    $64       $92      $123      $246
Strategist Sub-Account............................    $64       $91      $122      $243
Pacific Growth Sub-Account........................    $69      $106      $145      $291
Global Dividend Growth Sub-Account................    $67      $102      $138      $277


(WITHOUT ENHANCED DEATH BENEFIT PROVISION***)       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
Money Market Sub-Account..........................    $63       $88      $115      $230
Quality Income Plus Sub-Account...................    $62       $87      $115      $229
High Yield Sub-Account............................    $63       $89      $117      $235
Utilities Sub-Account.............................    $64       $92      $122      $244
Dividend Growth Sub-Account.......................    $64       $91      $120      $241
Capital Growth Sub-Account........................    $65       $94      $126      $253
European Growth Sub-Account.......................    $69      $106      $147      $293
Equity Sub-Account................................    $63       $88      $116      $232
Strategist Sub-Account............................    $63       $87      $115      $229
Pacific Growth Sub-Account........................    $67      $102      $139      $278
Global Dividend Growth Sub-Account................    $66       $98      $132      $264

    If you do not surrender your contract or if you annuitize* for a specified period of 120 months or more, at the end of the applicable time period:

(WITH ENHANCED DEATH BENEFIT PROVISION**)           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
Money Market Sub-Account..........................    $21       $66      $113      $244
Quality income Plus Sub-Account...................    $21       $66      $113      $243
High Yield Sub-Account............................    $22       $67      $116      $248
Utilities Sub-Account.............................    $23       $70      $120      $257
Dividend Growth Sub-Account.......................    $22       $69      $119      $255
Capital Growth Sub-Account........................    $24       $73      $125      $266
European Growth Sub-Account.......................    $28       $85      $146      $306
Equity Sub-Account................................    $22       $67      $114      $246
Strategist Sub-Account............................    $21       $86      $113      $243
Pacific Growth Sub-Account........................    $26       $80      $137      $291
Global Dividend Growth Sub-Account................    $25       $76      $130      $277


(WITHOUT ENHANCED DEATH BENEFIT PROVISION***)       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
Money Market Sub-Account..........................    $20       $62      $107      $230
Quality Income Plus Sub-Account...................    $20       $62      $106      $229
High Yield Sub-Account............................    $21       $63      $109      $235
Utilities Sub-Account.............................    $21       $66      $113      $244
Dividend Growth Sub-Account.......................    $21       $65      $112      $241
Capital Growth Sub-Account........................    $22       $67      $118      $253
European Growth Sub-Account.......................    $26       $81      $138      $293
Equity Sub-Account................................    $20       $63      $107      $232
Strategist Sub-Account............................    $20       $62      $106      $229
Pacific Growth Sub-Account........................    $25       $76      $130      $278
Global Dividend Growth Sub-Account................    $23       $72      $123      $264

    The above example should not be considered a representation of past or future expense. Actual expenses may be greater or lesser than those shown. The purpose of the example is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. Premium taxes are not reflected in the example but may be applicable.

  *Early Withdrawal Charges may be deducted from the Cash Value before it is applied to an income plan with a specified period of less than 120 months.

 **Total Separate Account Annual Expenses of 1.48%

***Total Separate Account Annual Expenses of 1.35%

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                      ACCUMULATION UNIT VALUES AND NUMBER
                     OF ACCUMULATION UNITS OUTSTANDING FOR
                       EACH SUB-ACCOUNT SINCE INCEPTION*

                                                                                  FOR THE YEARS
                                                                             BEGINNING JANUARY 1 AND
                                                                               ENDING DECEMBER 31,
                                                           -----------------------------------------------------------
                                                             1990        1991        1992        1993         1994
                                                           ---------  ----------  ----------  -----------  -----------
MONEY MARKET SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........    $10.000     $10.111     $10.549      $10.765      $10.913
  Accumulation Unit Value, End of Period.................    $10.111     $10.549     $10.765      $10.913      $11.178
  Number of Units Outstanding, End of Period.............    345,667   1,864,548   3,481,984    7,643,579   19,047,342
QUALITY INCOME PLUS SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........    $10.000     $10.403     $12.163      $12.993      $14.487
  Accumulation Unit Value, End of Period.................    $10.403     $12.163     $12.993      $14.487      $13.344
  Number of Units Outstanding, End of Period.............    175,839   1,221,348   6,701,534   26,314,453   25,348,646
HIGH YIELD SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........    $10.000      $8.932     $13.982      $16.336      $20.022
  Accumulation Unit Value, End of Period.................     $8.932     $13.982     $16.336      $20.022      $19.264
  Number of Units Outstanding, End of Period.............      1,574      64,097     377,434    2,451,231    4,082,485
UTILITIES SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........    $10.000     $10.471     $12.454      $13.840      $15.798
  Accumulation Unit Value, End of Period.................    $10.471     $12.454     $13.840      $15.798      $14.180
  Number of Units Outstanding, End of Period.............    130,114   1,615,460   6,626,508   25,354,331   22,552,568
DIVIDEND GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........    $10.000     $11.037     $13.911      $14.844      $16.746
  Accumulation Unit Value, End of Period.................    $11.037     $13.911     $14.844      $16.746      $15.981
  Number of Units Outstanding, End of Period.............    159,555   2,004,718   7,123,073   21,941,369   28,980,558
EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........    $10.000     $10.706     $16.799      $16.599      $19.604
  Accumulation Unit Value, End of Period.................    $10.706     $16.799     $16.599      $19.604      $18.392
  Number of Units Outstanding, End of Period.............     15,701     369,133   1,417,732    5,917,819    8,914,107
STRATEGIST SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........    $10.000     $10.483     $13.266      $14.035      $15.286
  Accumulation Unit Value, End of Period.................    $10.483     $13.266     $14.035      $15.286      $15.675
  Number of Units Outstanding, End of Period.............      5,854     778,440   3,385,842   11,837,077   18,218,900
CAPITAL GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........     --         $10.000     $12.697      $12.731      $11.682
  Accumulation Unit Value, End of Period.................     --         $12.697     $12.731      $11.682      $11.379
  Number of Units Outstanding, End of Period.............     --         901,617   2,655,336    3,556,779    3,411,788
EUROPEAN GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........     --         $10.000     $10.020      $10.280      $14.290
  Accumulation Unit Value, End of Period.................     --         $10.020     $10.280      $14.290      $15.278
  Number of Units Outstanding, End of Period.............     --         248,922     719,495    4,448,126    8,491,681
GLOBAL DIVIDEND GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........     --          --          --          --           $10.000
  Accumulation Unit Value, End of Period.................     --          --          --          --            $9.912
  Number of Units Outstanding, End of Period.............     --          --          --          --        12,306,690
PACIFIC GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........     --          --          --          --           $10.000
  Accumulation Unit Value, End of Period.................     --          --          --          --            $9.221
  Number of Units Outstanding, End of Period.............     --          --          --          --         7,080,863


*The Money Market, Quality Income Plus, High Yield, Utilities, Dividend  Growth,
 Equity and Strategist Sub-Accounts commenced operations on October 25, 1990. The Capital Growth and European Growth Sub-Accounts commenced operations on March 1, 1991. The Global Dividend Growth and Pacific Growth Sub-Accounts commenced operations on February 23, 1994. The Accumulation Unit Value for each of these Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.25%. Contract Owners who select the Enhanced Death Benefit provision will pay a Mortality and Expense Risk Charge of 1.38%.

PERFORMANCE DATA
--------------------------------------------------------------------------------

    From time to time the Variable Account may publish advertisements containing performance data relating to its Sub-Accounts. The performance data for the Sub-Accounts (other than for the Money Market Sub-Account) will always be accompanied by total return quotations for the most recent one, five and ten year periods, or for a period from inception to date if the Sub-Account has not been available for one of the prescribed periods. The total return quotations for each period will be the average annual rates of return required for an initial Purchase Payment of $1,000 to equal the amount Owners would receive on a withdrawal of the Purchase Payment, after reflection of all recurring and nonrecurring charges.

    In addition, the Variable Account may advertise the total return over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations may or may not reflect the deduction of some or all of the charges which may be imposed on the Contracts by the Variable Account which, if reflected, would reduce the performance quoted. The Variable Account from time to time may also advertise the performance of the Sub-Accounts relative to certain performance rankings and indexes compiled by independent organizations.

    Performance figures used by the Variable Account are based on actual historical performance of its Sub-Accounts for specified periods, and the figures are not intended to indicate future performance. More detailed information on the computation is set forth in the Statement of Additional Information.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The financial statements of the Northbrook Variable Annuity Account II and Northbrook Life Insurance Company may be found in the Statement of Additional Information, which is incorporated by reference into this Prospectus and which is available upon request. (See Order Form on page 29.)

NORTHBROOK LIFE INSURANCE COMPANY AND THE VARIABLE ACCOUNT
--------------------------------------------------------------------------------

NORTHBROOK LIFE INSURANCE COMPANY
    The Company is the issuer of the Contract. Incorporated in 1978 as a stock life insurance company under the laws of Illinois, the Company sells annuities and individual life insurance. The Company is currently licensed to operate in the District of Columbia, all states (except New York) and Puerto Rico. The Company's home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.


    The Company is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), which is a stock life insurance company incorporated under the laws of Illinois. Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), which is a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate is owned by The Allstate Corporation ("Corporation").


DEAN WITTER REYNOLDS INC.
    Dean Witter Reynolds Inc. ("Dean Witter") is the principal underwriter of the Contract. Dean Witter is a wholly owned subsidiary of Dean Witter, Discover & Co. ("Dean Witter Discover"). Dean Witter is located at Two World Trade Center, New York, New York. Dean Witter is a member of the New York Stock Exchange and the National Association of Securities Dealers, Inc.

    Dean Witter Discover's wholly owned subsidiary, Dean Witter InterCapital, Inc. ("InterCapital"), is the investment manager of the Dean Witter Variable Investment Series. InterCapital is registered with the Securities and Exchange Commission as an invest-
ment adviser. As compensation for investment management, the Fund pays InterCapital a monthly advisory fee at an annual rate of 0.5% of the daily net assets of each of the Money Market Portfolio, the High Yield Portfolio, the Equity Portfolio and the Strategist Portfolio; at an annual rate of 0.50% of the daily net assets of the Quality Income Plus Portfolio up to $500 million and 0.45% of the daily net assets of that Portfolio exceeding $500 million; at an annual rate of 0.65% of the daily net assets of the Capital Growth Portfolio; at an annual rate of 0.65% of the daily net assets of the Utilities Portfolio up to $500 million and 0.55% of the daily net assets of that Portfolio exceeding $500 million; at an annual rate of 0.625% of the daily net assets of the Dividend Growth Portfolio up to $500 million and 0.50% of the daily net assets of that Portfolio exceeding $500 million; at an annual rate of 0.75% of the daily net assets of the Global Dividend Growth Portfolio and at an annual rate of 1.0% of the daily net assets of the European Growth Portfolio and the Pacific Growth Portfolio. These expenses are more fully described in the Fund's Prospectus attached to this Prospectus.

    In October, 1993, Allstate, through Allstate Life and the Company, announced a strategic alliance to develop, market and distribute proprietary annuity and life insurance products through Dean Witter account executives.

THE VARIABLE ACCOUNT
    Established on May 18, 1990, the Variable Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, but such registration does not signify that the Commission supervises the management or investment practices or policies of the Variable Account. The investment performance of the Variable Account is entirely independent of both the investment performance of the Company's general account and the performance of any other separate account.

    The assets of the Variable Account are held separately from the other assets of the Company. They are not chargeable with liabilities incurred in the Company's other business operations. Accordingly, the income, capital gains and capital losses, realized or unrealized, incurred on the assets of the Variable Account are credited to or charged against the assets of the Variable Account, without regard to the income, capital gains or capital losses arising out of any other business the Company may conduct.

    The Variable Account has been divided into eleven Sub-Accounts, each of which invests solely in its corresponding Portfolio of the Dean Witter Variable Investment Series. Additional Sub-Accounts may be added at the discretion of the Company.

DEAN WITTER VARIABLE INVESTMENT SERIES

    The Variable Account will invest exclusively in the Dean Witter Variable Investment Series (the "Fund"). Shares of the Fund are also offered to separate accounts of the Company which fund other variable annuity contracts. Shares of the Fund are also offered to separate accounts of a life insurance company affiliated with the Company which fund variable annuity contracts. Shares of the Fund are also offered to separate accounts of certain non-affiliated life insurance companies which fund variable life insurance contracts. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity contract separate accounts to invest in the same underlying Fund. Although neither the Company nor the Fund currently foresees any such disadvantage, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflict between the interests of variable annuity contract owners and variable life contract owners and to determine what action, if any, should be taken in response thereto.

    Investors in the High Yield Portfolio should carefully consider the relative risks of investing in high yield securities, which are commonly known as junk bonds. Bonds of this type are considered to be speculative with regard to the payment of interest and return of principal. Investors in the High Yield Portfolio should also be cognizant of the fact that such securities are not generally meant for short-term investing and should assess the risks associated with an investment in the High Yield Portfolio.

    Shares of the Portfolios of the Fund are not deposits, or obligations of, or guaranteed or endorsed by any bank and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

    The Fund has eleven portfolios: the Money Market Portfolio, the Quality Income Plus Portfolio, the High Yield Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Capital Growth Portfolio, the Global Dividend Growth Portfolio, the European Growth Portfolio, the Pacific Growth Portfolio, the Equity Portfolio and the Strategist Portfolio. Each Portfolio has different investment objectives and policies and operates as a separate investment fund.

    The Money Market Portfolio seeks high current income, preservation of capital, and liquidity by investing in certain money market instruments, principally U.S. government securities, bank obligations, and high grade commercial paper.

    The Quality Income Plus Portfolio seeks, as its primary objective, to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective, by investing primarily in debt securities issued by the U.S. Government, its agencies and instrumentalities, including zero coupon securities and in fixed-income securities rated A or higher by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("Standard & Poor's") or non-rated securities of comparable quality, and by writing covered call and put options against such securities.

    The High Yield Portfolio seeks, as its primary objective, to earn a high level of current income by investing in a professionally managed diversified portfolio consisting principally of fixed-income securities rated Baa or lower by Moody's or BBB or lower by Standard & Poor's or non-rated securities of comparable quality, which are commonly known as junk bonds, and, as a secondary objective, capital appreciation when consistent with its primary objective.

    The Utilities Portfolio seeks to provide current income and long-term growth of income and capital by investing primarily in equity and fixed-income securities of companies engaged in the public utilities industry.

    The Dividend Growth Portfolio seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.

    The Capital Growth Portfolio seeks to provide long-term capital growth by investing principally in common stocks.

    The Global Dividend Growth Portfolio seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies, issued by issuers worldwide, with a record of paying dividends and the potential for increasing dividends.

    The European Growth Portfolio seeks to maximize the capital appreciation on its investments by investing primarily in securities issued by issuers located in Europe.

    The Pacific Growth Portfolio seeks to maximize the capital appreciation of its investments by investing primarily in securities issued by issuers located in Asia, Australia and New Zealand.

    The Equity Portfolio seeks, as its primary objective, growth of capital through investments in common stock of companies believed by the Investment Manager to have potential for superior growth and, as a secondary objective, income when consistent with its primary objective.

    The Strategist Portfolio seeks a high total investment return through a fully managed investment policy utilizing equity securities, fixed-income securities rated Baa or higher by Moody's or BBB or higher by Standard & Poor's (or non-rated securities of comparable quality), and money market securities, and covered call and put options.

    All dividends and capital gains distributions from the Portfolios are automatically reinvested in shares of the distributing Portfolio at their net asset value.

    THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES. Additional information concerning the investment objectives and policies of the Portfolios can be found in the current prospectus for the Fund accompanying this Prospectus.

    THE PROSPECTUS OF THE FUND SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS TO A PARTICULAR PORTFOLIO.

THE CONTRACTS
--------------------------------------------------------------------------------

PURCHASE OF THE CONTRACTS
    The Contracts may be purchased through sales representatives of Dean Witter. The first Purchase Payment must be at least $4,000 unless the Contract is a Qualified Contract, in which case the first Purchase Payment must be at least $1,000. Presently, the Company will accept an initial Purchase Payment of at least $1,000, but reserves the right to increase the minimum initial Purchase Payment amount to $4,000. All subsequent Purchase Payments must be $25 or more and may be made at any time prior to the Payout Start Date. Additional Purchase Payments may also be made from your bank account or your Dean Witter Active Assets-TM- Account through Automatic Additions. Please consult with your Dean Witter Account Executive for detailed information about Automatic Additions.

    The Company reserves the right to limit the amount of Purchase Payments it will accept.

CREDITING OF INITIAL PURCHASE PAYMENTS

    A Purchase Payment accompanied by completed information will be credited to the Contract within two business days of receipt by the Company at its home office. If the information is not complete, the Company will credit the Purchase Payments to the Contract within five business days or return it at that time unless the applicant specifically consents to the Company holding the Purchase Payment until the information is complete. The Company reserves the right to reject any proposed purchase of the Contract. Subsequent Purchase Payments will be credited to the Contract at the close of the Valuation Period in which the Purchase Payment is received.

ALLOCATION OF PURCHASE PAYMENTS

    At the time of purchase the Owner instructs the Company how to allocate the Purchase Payment among the twelve Investment Alternatives. Purchase Payments may be allocated in whole percents, from 0% to 100%, to any Investment Alternative so long as the total allocation equals 100%. Purchase Payments may be allocated in amounts of no less than $100. Unless the Owner notifies the Company otherwise, subsequent Purchase Payments are allocated according to the original instructions.

    In those states where the Company is required to return the Purchase Payment upon a free-look of the Contract and where it has been approved by the state, all Purchase Payments made prior to the expiration of the free-look provision will be allocated to the Money Market Sub-Account of the Variable Account. Thereafter, Purchase Payments may be made at any time during the accumulation phase into any of the Investment Alternatives. After the expiration of the free-look provision the Owner may instruct the Company how to allocate the Purchase Payment(s) among the twelve Investment Alternatives. Purchase Payments may be allocated in whole percents, from 0% to 100%, to any Investment Alternative so long as the total allocation equals 100%. Purchase Payments may be allocated in amounts of no less than $100. If, after the free-look period, the Owner does not affirmatively request a transfer to other Sub-Accounts, the Purchase Payments will remain in the Money Market Sub-Account indefinitely.

    Each Purchase Payment will be credited to the Contract as Variable Account Accumulation Units equal to the amount of the Purchase Payment allocated to each Sub-Account divided by the Accumulation Unit value for that Sub-Account next computed after the Purchase Payment is credited to the Contract. For example, if a $10,000 Purchase Payment is credited to the Contract when the Accumulation Unit value equals $10, then 1,000 Accumulation Units would be credited to the Contract. The Variable Account, in turn, purchases shares of the corresponding Portfolio (see "Value of Variable Account Accumulation Units," page 14).

    For a brief summary of how Purchase Payments allocated to the Fixed Account are credited to the Contract, see "The Fixed Account" on page 21.

VALUE OF VARIABLE ACCOUNT ACCUMULATION UNITS

    The Accumulation Units in each Sub-Account of the Variable Account are valued separately. The value of Accumulation Units may change each Valuation Period according to the investment performance of the shares purchased by each Sub-Account and the deduction of certain expenses and charges.

    A Valuation Period is the period between successive Valuation Dates. It begins at the close of business of each Valuation Date and ends at the close of business of the next succeeding Valuation Date. A Valuation Date is each day that the New York Stock Exchange is open for business except for any day in which there is an insufficient degree of trading in the Variable Account's portfolio securities that the value of Accumulation or Annuity Units might not be materially affected by changes in the value of the portfolio securities. Valuation Dates do not include such Federal and non-Federal holidays as are observed by the New York Stock Exchange. The New York Stock Exchange currently observes the following holidays: New Year's Day (January 1); President's Day (the third Monday in February); Good Friday (the Friday before Easter); Memorial Day (the last Monday in May); Independence Day (July 4); Labor Day (the first Monday in September); Thanksgiving Day (the fourth Thursday in November); and Christmas Day (December 25).

    The value of an Accumulation Unit in a Sub-Account for any Valuation Period equals the value of the Accumulation Unit as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor for that Sub-Account for the current Valuation Period. The Net Investment Factor is a number representing the change on successive Valuation Dates in value of Sub-Account assets due to investment income, realized or unrealized capital gains or loss, deductions for taxes, if any, and deductions for the Mortality and Expense Risk Charge and Administrative Expense Charge.

TRANSFERS

    Transfers must be at least $100 or the total amount in the Investment Alternative whichever is less. Transfers to any Guarantee Period of the Fixed Account must be at least $500. Currently there is no charge for transfers among the twelve Investment Alternatives. The Company, however, reserves the right to assess a $25.00 charge on all transfers in excess of twelve per Contract Year. If you are required to allocate Purchase Payments to the Money Market Sub-Account of the Variable Account during the free-look period of your Contract, the first transfer made following the end of the free-look period will not be counted as a transfer for purposes of assessing this charge. The Company will notify Owners at least 30 days prior to imposing the transfer charge.

    If, under the terms of the free-look provision, your Purchase Payments have been allocated to the

Money Market Sub-Account of the Variable Account, you may not transfer amounts out of the Money Market Sub-Account, until the free-look provision has expired. After the free-look provision has expired and prior to the payout start date, you may make transfers among all Investment Alternatives.

    Transfers out of any Sub-Account before the Payout Start Date may be made at any time.

    After the Payout Start Date, transfers among Sub-Accounts of the Variable Account, or from the Variable Account to the Fixed Account may be made only once every six months and may not be made during the first six months following the Payout Start Date.

    Transfers may be made pursuant to telephone instructions if the Owner authorizes telephone transfers at the time of purchase, or subsequently on a form provided by the Company. Telephone transfer requests will be accepted by the Company if received at 708/402-4301 by 3:00 p.m. Central Time. Telephone transfer requests received at any other telephone number or after 3:00 p.m. Central Time will not be accepted by the Company. Telephone transfer requests received before 3:00 p.m. Central Time are effected at the next computed value. Otherwise, transfer requests must be in writing, on a form provided by the Company.

    Transfers may also be made automatically through Dollar Cost Averaging prior to the Payout Start Date. Dollar Cost Averaging permits the Owner to transfer a specified amount every month from the Money Market Sub-Account to any other Sub-Account. Transfers made through Dollar Cost Averaging must be $100 or more. Dollar Cost Averaging cannot be used to transfer amounts to the Fixed Account. Please consult with your Dean Witter Account Executive for detailed information about Dollar Cost Averaging.

    Transfers from Sub-Accounts of the Variable Account will be made based on the Accumulation Unit values next computed after the Company receives the transfer request at its home office.

    For transfers involving the Fixed Account, see page 22.

SURRENDER AND WITHDRAWALS

    The Owner may withdraw all or part of the Cash Value at anytime prior to the earlier of the death of the last surviving Annuitant, death of any Owner or the Payout Start Date. The amount available for withdrawal is the Cash Value next computed after the Company receives the request for a withdrawal at its home office, less any Early Withdrawal Charges, Contract Maintenance Charges or any remaining charge for premium taxes. Withdrawals from the Variable Account will be paid within seven days of receipt of the request, subject to postponement in certain circumstances. See "Delay of Payments", page 23. For withdrawals from the Fixed Account, see page 22.

    The minimum partial withdrawal is $500. If the Cash Value after a partial withdrawal would be less than $500, then the Company will treat the request as one for a total surrender of the Contract and the entire Cash Value, less any charges and premium taxes, will be paid out.

    Partial withdrawals may also be taken automatically through monthly Systematic Withdrawals. Systematic Withdrawals of $100 or more may be requested at any time prior to the Payout Start Date. Please consult with your Dean Witter Account Executive for detailed information about Systematic Withdrawals.

    For Qualified Contracts, the Company will at the request of the Owner, automatically calculate and withdraw the IRS Required Minimum Distribution. Please consult with your Dean Witter Account Executive for detailed information about the Required Minimum Distribution program.

    Withdrawals and surrenders may be subject to income tax and a 10% tax penalty. This tax and penalty is explained in "Federal Tax Matters" on page 23.

    The full Contract Maintenance Charge will be deducted at the time of total surrender should the surrender occur on any date other than a Contract Anniversary. The total amount paid at surrender may be more or less than the total Purchase Payments due to prior withdrawals, any deductions, and investment performance.

    To complete the partial withdrawals, the Company will cancel Accumulation Units in an amount equal to the withdrawal and any applicable Early Withdrawal Charge and premium taxes. The Owner must name the Investment Alternative from which the withdrawal is to be made. If none is named, then the withdrawal request is incomplete and cannot be honored.

DEFAULT
    So long as the Cash Value is not reduced to zero or a withdrawal does not reduce it to less than $500, the Contract will stay in force until the Payout Start Date even if no Purchase Payments are made after the first Purchase Payment.

CHARGES AND OTHER DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PURCHASE PAYMENTS
    No deductions are currently made from Purchase Payments. Therefore the full amount of every Purchase Payment is invested in the Investment Alternative(s) to increase the potential for investment gain.

EARLY WITHDRAWAL CHARGE (CONTINGENT DEFERRED SALES CHARGE)

    The Owner may withdraw the Cash Value at any time before the earliest of the Payout Start Date, the death of any Owner or the last surviving Annuitant's death.

    There are no Early Withdrawal Charges on amounts up to the Free Withdrawal Amount. A Free Withdrawal Amount will be available in each Contract Year. The Free Withdrawal Amount may not be available in the first Contract Year if not approved in your state of residence. The annual Free Withdrawal Amount is 15% of the amount of Purchase Payments. Amounts withdrawn in excess of the Free Withdrawal Amount may be subject to an Early Withdrawal Charge. Free Withdrawal Amounts not withdrawn in a Contract Year do not increase the Free Withdrawal Amount in later Contract Years. Early Withdrawal Charges, if applicable, will be deducted from the amount paid.

    In certain cases, distributions required by federal tax law (see the Statement of Additional Information for "IRS Required Distribution at Death Rules") may be subject to an Early Withdrawal Charge. Early Withdrawal Charges may be deducted from the Cash Value before it is applied to an income plan with a specified period of less than 120 months.

    Free Withdrawals and other partial withdrawals will be allocated on a first in, first out basis to Purchase Payments. For purposes of calculating the amount of the Early Withdrawal Charge, withdrawals are assumed to come from Purchase Payments first, beginning with the oldest payment. Unless the Company is instructed otherwise, for partial withdrawals, the Early Withdrawal Charge will be deducted from the amount paid, rather than from the remaining Cash Value. Once all Purchase Payments have been withdrawn, additional withdrawals will not be assessed an Early Withdrawal Charge.

    Early Withdrawal Charges will be applied to amounts withdrawn in excess of a Free Withdrawal Amount as set forth below:

                                                                      APPLICABLE
                   COMPLETE CONTRACT YEARS SINCE                      WITHDRAWAL
                       PURCHASE PAYMENT BEING                           CHARGE
                         WITHDRAWN WAS MADE                           PERCENTAGE
--------------------------------------------------------------------  ----------
0 years.............................................................      6%
1 year..............................................................      5%
2 years.............................................................      4%
3 years.............................................................      3%
4 years.............................................................      2%
5 years.............................................................      1%
6 years or more.....................................................      0%

    THE CUMULATIVE TOTAL OF ALL EARLY WITHDRAWAL CHARGES IS GUARANTEED NEVER TO EXCEED 6% OF AN OWNER'S PURCHASE PAYMENTS.

    Early Withdrawal Charges will be used to pay sales commissions and other promotional or distribution expenses associated with the marketing of the Contracts. The Company does not anticipate that the Early Withdrawal Charges will cover all distribution expenses in connection with the Contract.

    In addition, federal and state income tax may be withheld from withdrawal and surrender amounts. Certain surrenders may also be subject to a federal tax penalty. See "Federal Tax Matters," page 23.

CONTRACT MAINTENANCE CHARGE

    A Contract Maintenance Charge is deducted annually from the Cash Value to reimburse the Company for its actual costs in maintaining each Contract and the Variable Account. THE COMPANY GUARANTEES THAT THE AMOUNT OF THIS CHARGE WILL NOT EXCEED $30 PER CONTRACT YEAR OVER THE LIFE OF THE CONTRACT. Maintenance costs include but are not limited to expenses incurred in billing and collecting Purchase Payments; keeping records; processing death claims and cash surrenders; policy changes and proxy statements; calculating Accumulation Unit and Annuity Unit values; and issuing reports to Owners and regulatory agencies. The Company does not expect to realize a profit from this charge.

    On each Contract Anniversary, the Contract Maintenance Charge will be deducted from the Investment Alternatives in the same proportion that the Owner's interest in each bears to the total Cash Value. After the Payout Start Date, a pro rata share of the annual Contract Maintenance Charge will be deducted from each Income Payment. For example, 1/12 of the $30 or $2.50 will be deducted if there are twelve Income Payments during the Contract Year. The Contract Maintenance Charge will be deducted from the amount paid on a total surrender.

    Prior to October 3, 1993 Vantage Computer Systems, Inc. was under contract with the Company to provide contract recordkeeping services. As of October 4, 1993, the Company provides all contract recordkeeping services.

ADMINISTRATIVE EXPENSE CHARGE

    The Company will deduct an Administrative Expense Charge which is equal, on an annual basis to .10% of the daily net assets in the Variable Account. This charge is designed to cover actual administrative expenses which exceed the revenues from the Contract Maintenance Charge. The Company does not intend to profit from this charge. The Company believes that the Administrative Expense Charge and Contract Maintenance Charge have been set at a level that will recover no more than the actual costs associated with administering the
Contract. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract.

MORTALITY AND EXPENSE RISK CHARGE

    A Mortality and Expense Risk Charge will be deducted daily at a rate equal on an annual basis to 1.25% of the daily net assets in the Variable Account. The Company estimates that .85% is attributed to the assumption of mortality risks and .40% is attributed to the assumption of expense risks. For Contracts with the Enhanced Death Benefit provision, the Mortality and Expense Risk Charge will be deducted daily, at a rate equal on an annual basis, to 1.38% of the daily net assets in the Variable Account. The assessment of the additional .13% for the Enhanced Death Benefit is attributed to the assumption of additional mortality risks. (see pages 18-19, for a full description of Death Benefit options) THE COMPANY GUARANTEES THAT THE AMOUNT OF THIS CHARGE WILL NOT INCREASE OVER THE LIFE OF THE CONTRACT.

    If the Mortality and Expense Risk Charge is insufficient to cover the Company's mortality costs and excess expenses, the Company will bear the loss. If the Charge is more than sufficient, the Company will retain the balance as profit. The Company currently expects a profit from this charge. Any such profit, as well as any other profit realized by the Company and held in its general account, (which supports insurance and annuity obligations), would be available for any proper corporate purpose, including, but not limited to, payment of distribution expenses.

    The mortality risk arises from the Company's guarantee to cover all death benefits and to make Income Payments in accordance with the Income Payment Tables, thus, relieving the Annuitants of the risk of outliving funds accumulated for retirement.

    The expense risk arises from the possibility that the Contract Maintenance and Early Withdrawal Charges, both of which are guaranteed not to increase, will be insufficient to cover actual administrative expenses.
TAXES

    The Company will deduct any state premium taxes incurred or other taxes incurred relative to the Contract (collectively referred to as "premium taxes") either at the Payout Start Date, or when a total withdrawal occurs. Current premium tax rates range from 0 to 3.5%. The Company reserves the right to deduct any incurred premium taxes from the Purchase Payments.

    At the Payout Start Date, any charge for premium taxes will be deducted from each Investment Alternative in the proportion that the Owner's interest in the Investment Alternative bears to the total Cash Value.

DEAN WITTER VARIABLE INVESTMENT SERIES ("FUND") EXPENSES

    A complete description of the expenses and deductions from the Portfolios are found in the Fund's prospectus which is attached to this prospectus.

BENEFITS UNDER THE CONTRACT
--------------------------------------------------------------------------------

DEATH BENEFITS PRIOR TO THE PAYOUT START DATE

    If any Owner or the last surviving Annuitant dies prior to the Payout Start Date, and a Death Benefit is elected, it will be paid to the new Owner or Beneficiary. If requested to be paid in a lump sum within 60 days from the Date of Death, the Death Benefit will be the greatest of: (a) the sum of all Purchase Payments less any amounts deducted in connection with partial withdrawals including any applicable Early Withdrawal Charges or premium taxes; or (b) the Cash Value on the date we receive Due Proof of Death, or (c) the Cash Value on the most recent Death Benefit Anniversary less any amounts deducted in connection with partial withdrawals, including any applicable Early Withdrawal Charges and premium taxes deducted from the Cash Value, since that anniversary. The Death Benefit Anniversary is every sixth Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

    If the Enhanced Death Benefit option is selected, it applies only at the death of the Owner. It does not apply to the death of the Annuitant if different from the Owner. For Contracts with the optional Enhanced Death Benefit provision, the Death Benefit will be the greater of (a) through (c) above, or
(d) the Enhanced Death Benefit. The Enhanced Death Benefit on the date of issue is equal to the initial purchase payment. On each Contract Anniversary, but not beyond the Contract Anniversary preceding all owner(s)' 75th birthday(s), the Enhanced Death Benefit will be recalculated as follows:

    The Enhanced Death Benefit as of the prior Contract Anniversary multiplied by 1.05 which results in an increase of 5% annually.

Further, for all ages, the Enhanced Death Benefit will be adjusted on each Contract Anniversary, or upon receipt of a death claim, as follows:

    The Enhanced Death Benefit will be reduced by the percentage of any Cash Value withdrawn since the prior Contract Anniversary.

    Any additional purchase payments since the prior Contract Anniversary will be added.

The Enhanced Death Benefit will never be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.

    The Company will not settle any death claim until it receives Due Proof of Death. If an Owner dies prior to the Payout Start Date, the new Owner will be the surviving Owner, if any, otherwise the new Owner will be the Beneficiary. Generally, this new Owner has the following options:

       1. The new Owner may elect, within 60 days of the date of receipt by the Company of Due Proof of Death, to receive the Death Benefit in a lump sum;

       2. The new Owner may elect, within 60 days of the date of receipt by the Company of Due Proof of Death, to receive the Settlement Value (the Settlement Value is the Cash Value less any applicable Early Withdrawal Charges and premium tax on the date payment is requested) payable within five years of the date of death.

       3. The new Owner may elect to apply the Settlement Value to one of the income plans. Payments must begin within one year of the date of death and must be over the life of the new Owner, or a period not to exceed the life expectancy of the new Owner.

       4. If the new Owner is the spouse of the deceased Owner, the new Owner may elect one of the above options or may continue the Contract.

    If the new Owner who is not the spouse of the deceased Owner does not make one of these elections, the Settlement Value will be paid in a lump sum to the new Owner five years after the date of death.

    If the new Owner is a non-natural person, then the new Owner must receive the Death Benefit in a lump sum, and the options listed above are not available.

    If any Annuitant dies who is not also an Owner, the Owner must elect an applicable option listed below. If the option selected is 1(a) or 1(b)(ii) below, the new Annuitant will be the youngest Owner, unless the Owner names a different Annuitant.

       1. If the Owner is a natural person:

           a. The Owner may choose to continue the Contract as if the death had not occurred; or

           b. If the Company receives due proof of death within 180 days of the date of the Annuitant's death, then the Owner may alternatively choose to:

               i. Receive the Death Benefit in a lump sum; or

               ii. Apply the Death  Benefit to an income  plan which must  begin within one year of the date of death and must be for a period equal to or less than the life expectancy of the Owner.

       2. If the Owner is a non-natural person: The Owner must receive the Death Benefit in a lump sum.

    The value of the Death Benefit will be determined at the end of the Valuation Period during which the Company receives a complete request for payment of the Death Benefit, which includes Due Proof of Death.

DEATH BENEFITS AFTER THE PAYOUT START DATE

    If the Annuitant and Joint Annuitant, if applicable, dies after the Payout Start Date, the Company will pay the Death Benefit, if any, contained in the particular income plan.

    If the Owner, who is not the Annuitant, dies after the Payout Start Date, payments will continue to be made under the particular income plan. The Beneficiary will be the recipient of any such payment.

INCOME PAYMENTS
--------------------------------------------------------------------------------

PAYOUT START DATE

    The Payout Start Date is the day that Income Payments will start under the Contract. The Owner may change the Payout Start Date at any time by notifying the Company in writing of the change at least 30 days before the current Payout Start Date. The Payout Start Date must be (a) at least a month after the issue date; (b) the first day of a calendar month; and (c) no later than the first day of the calendar month after the Annuitant reaches age 85, or the 10th anniversary date, if later.

    Unless the Owner notifies the Company in writing otherwise, the Payout Start Date will be: for Non-Qualified Contracts, the later of the first day of the calendar month after the Annuitant reaches age 85 or the 10th anniversary date; for Qualified Contracts, April first of the calendar year following the year in which the Annuitant reaches age 70 1/2.

AMOUNT OF VARIABLE ANNUITY INCOME PAYMENTS

    The amount of Variable Annuity Income Payments depends upon the investment experience of the Portfolios selected by the Owner, any premium taxes, the age and sex of the Annuitant(s), and the income plan chosen. The Company guarantees that the Income Payments will not be affected by (1) actual mortality experience and (2) the amount of the Company's administration expenses.

    The Contracts offered by this Prospectus (except in states which require unisex annuity tables) contain life annuity tables that provide for different benefit payments to men and women of the same age. Nevertheless, in accordance with the U.S. Supreme Court's decision in ARIZONA GOVERNING COMMITTEE V. NORRIS, in certain employment-related situations, annuity tables that do not vary on the basis of sex may be used. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan, consideration should be given, in consultation with legal counsel, to the impact of NORRIS on any such plan before making any contributions under these Contracts. For qualified plans where it is appropriate, a unisex endorsement is available.

    The sum of Income Payments made may be more or less than the total Purchase Payments made because (a) Variable Annuity Income Payments vary with the investment results of the underlying Portfolios; (b) the Owner bears the investment risk with respect to all amounts allocated to the Variable Account, and (c) Annuitants may die before the actuarially expected Date of Death. As such, the total amount of Income Payments cannot be predicted.

    The duration of the income plan may affect the dollar amounts of each Income Payment. For example, if an income plan guaranteed for life is chosen, the Income Payments may be greater or less than Income Payments under an income plan for a specified period depending on the life expectancy of the Annuitant.

    If the actual net investment experience is less than the assumed investment rate, then the dollar amount of the Income Payments will decrease. The dollar amount of the Income Payments will stay level if the net investment experience equals the assumed investment rate and the dollar amount of the Income Payments will increase if the net investment experience exceeds the assumed investment rate. For purposes of the Variable Annuity Income Payments, the assumed investment rate is found in the Contract.

    If the Cash Value to be applied to an income plan is less than $2,000, or if the monthly payments determined under the Income Plan are less than $20, the Company may pay the Cash Value in a lump sum or change the payment frequency to an interval which results in Income Payments of at least $20.

INCOME PLANS

    The Owner may elect a completely Fixed Annuity, a completely Variable Annuity or a combination Fixed and Variable Annuity. Up to 30 days before the

Payout Start Date, the Owner may change the income plan or request any other form of Income Plan agreeable to both the Company and the Owner. Subsequent changes will not be permitted. If an income plan is chosen which depends on the Annuitant or Joint Annuitant's life, proof of age will be required before Income Payments begin. Premium taxes may be assessed. The income plans include:

    INCOME PLAN 1--LIFE WITH PAYMENTS GUARANTEED FOR 120 MONTHS

    Monthly payments will be made for as long as the Annuitant lives. If the Annuitant dies before 120 monthly payments have been made, the remainder of the 120 guaranteed monthly payments will be paid to the Owner, or if deceased, to the surviving Beneficiary.

    INCOME PLAN 2--JOINT AND LAST SURVIVOR

    Monthly payments beginning on the Payout Start Date will be made for as long as either the Annuitant or Joint Annuitant is living. It is possible under this option that only one monthly payment will be made if the Annuitant and Joint Annuitant both die before the second payment is made, or only two monthly payments will be made if they both die before the third payment, and so forth.

    INCOME PLAN 3--PAYMENTS FOR A SPECIFIED PERIOD

    Monthly payments beginning on the Payout Start Date will be made for a specified period. An Early Withdrawal Charge may apply if the specified period is less than 120 months. Payments under this option do not depend on the continuation of the Annuitant's life. If the Owner dies before the end of the the specified period, the remaining payments will be paid to the surviving beneficiary. The Mortality and Expense Risk Charge is deducted from payments even though the Company does not bear any mortality risk. If Income Plan 3 is chosen and the proceeds are derived from the Variable Account, the Owner or Beneficiary may surrender the Contract at any time by notifying the Company in writing.

    In the event that an income plan is not selected, the Company will make Income Payments in accordance with Income Plan 1. At the Company's discretion, other income plans may be available upon request. The Company currently uses sex-distinct annuity tables. However, if legislation is passed by Congress or the states, the Company reserves the right to use Income Payment tables which do not distinguish on the basis of sex.

THE FIXED ACCOUNT
--------------------------------------------------------------------------------

    CONTRIBUTIONS UNDER THE FIXED PORTION OF THE ANNUITY CONTRACT AND TRANSFERS TO THE FIXED PORTION BECOME PART OF THE GENERAL ACCOUNT OF THE COMPANY, WHICH SUPPORTS INSURANCE AND ANNUITY OBLIGATIONS. BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE GENERAL ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT"), NOR IS THE GENERAL ACCOUNT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE GENERAL ACCOUNT NOR ANY INTERESTS THEREIN ARE GENERALLY SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACTS AND THE COMPANY HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS WHICH RELATE TO THE FIXED PORTION. DISCLOSURES REGARDING THE FIXED PORTION OF THE ANNUITY CONTRACT AND THE GENERAL ACCOUNT, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

GENERAL DESCRIPTION

    Contributions made to the Fixed Account are invested in the general account of the Company. The general account is made up of all of the general assets of the Company, other than those in the Variable Account and any other segregated asset account. Instead of the Owner bearing the investment risk as is the case for amounts in the Variable

Account, the Company bears the full investment risk for all amounts contributed to the general account. The Company has sole discretion to invest the assets of the general account, subject to applicable law. The Company guarantees that the amounts allocated to the Fixed Account will be credited interest at a net effective interest rate of at least the minimum guaranteed rate found in the Contract. (This interest rate is net of separate account asset based charges of 1.35% or 1.48% if the Enhanced Death Benefit has been selected). Currently the amount of interest credited in excess of the guaranteed rate will vary periodically in the sole discretion of the Company. Any interest held in the general account does not entitle an Owner to share in the investment experience of the general account.

    Money deposited in the Fixed Account earns interest at the current rate in effect at the time of allocation or transfer for the Guarantee Period. After the Guarantee Period, a renewal rate will be declared. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, the Company will notify the Owner of the interest rate(s). The interest rate will be guaranteed by the Company for a full year and will not be less than the guaranteed rate found in the Contract. The Company may declare more than one interest rate for different monies based upon the date of allocation or transfer to the Fixed Account and based upon the Guarantee Period.

    The Company will offer a one year Guarantee Period. Additional Guarantee Periods are offered at the sole discretion of the Company. The Company currently offers a 6 year Guarantee Period.

    ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF THE GUARANTEED RATE FOUND IN THE CONTRACT WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY.

TRANSFERS, SURRENDERS, AND WITHDRAWALS

    Amounts may be transferred from the Sub-Accounts of the Variable Account to the Fixed Account, and prior to the Payout Start Date amounts may also be transferred from the Fixed Account to Sub-Accounts of the Variable Account.

    The maximum amount in any Contract Year which may be transferred from the Fixed Account to the Variable Account or between Guarantee Periods of the Fixed Account is limited to the greater of (1) 25% of the value in the Fixed Account as of the most recent Contract Anniversary; if 25% of the value as of the most recent Contract Anniversary is greater than zero but less than $1,000, then up to $1,000 may be transferred; or (2) 25% of the sum of all Purchase Payments and transfers to the Fixed Account as of the most recent Contract Anniversary.

    If the first renewal interest rate is less than the current rate that was in effect at the time money was allocated or transferred to the Fixed Account, the transfer restriction for that money and the accumulated interest thereon will be waived during the 60-day period following the first renewal date.

    After the Payout Start Date no transfers may be made from the Fixed Account. Transfers from the Variable Account to the Fixed Account may not be made for six months after the Payout Start Date and may be made thereafter only once every six months.

    Surrenders and withdrawals from the Fixed Account may be delayed for up to six months. After the Payout Start Date no surrenders or withdrawals may be made from the Fixed Account.

GENERAL MATTERS
--------------------------------------------------------------------------------

OWNER

    The Owner has the sole right to exercise all rights and privileges under the Contract, except as otherwise provided in the Contract.

    Generally, an Owner who is not a natural person is required to include in income each year any increase in the Cash Value to the extent the increase is attributable to contributions to the Contract made after February 28, 1986.

BENEFICIARY
    Subject to the terms of any irrevocable Beneficiary, the Owner may change the Beneficiary while the Annuitant is living by notifying the Company in writing. Any change will be effective at the time it is signed by the Owner, whether or not the Annuitant is living when the change is received by the Company. The Company will not, however, be liable as to any payment or settlement made prior to receiving the written notice.

    Unless otherwise provided in the Beneficiary designation, the rights of any Beneficiary predeceasing the Annuitant will revert to the Owner or the Owner's estate. Multiple Beneficiaries may be named. Unless otherwise provided in the Beneficiary designation, if more than one Beneficiary survives the Annuitant, the surviving Beneficiaries will share equally in any amounts due.

DELAY OF PAYMENTS
    Payment of any amounts due from the Variable Account under the Contract will occur within seven days, unless:

       1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

       2. An emergency exists as defined by the Securities and Exchange Commission; or

       3.  The  Securities  and  Exchange  Commission  permits  delay  for   the
     protection of the Owners.

    For payment or transfers from the Fixed Account, see page 22.

ASSIGNMENTS

    The Owner may not assign an interest in a Contract as collateral or security for a loan. Otherwise, the Owner may assign benefits under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. No assignment will bind the Company unless it is signed by the Owner and filed with the Company. The Company is not responsible for the validity of an assignment.

MODIFICATION

    The Company may not modify the Contract without the consent of the Owner except to make the Contract meet the requirements of the Investment Company Act of 1940, or to make the Contract comply with any changes in the Internal Revenue Code or required by the Code or by any other applicable law.

CUSTOMER INQUIRIES

    The Owners or any persons interested in the Contract may make inquiries regarding the Contract by calling or writing their Dean Witter Account Executive.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

INTRODUCTION

    THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. THE COMPANY MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT. Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL

    Generally, an annuity contract owner is not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where (1) the Owner is a natural person, (2) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department ("Treasury") regulations and (3) the Company, instead of the annuity Owner, is considered the Owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS

    As a general rule, annuity contracts owned by nonnatural persons are not treated as annuity contracts for federal income tax purposes and the income on such Contracts is taxed as ordinary income received or accrued by the Owner during the taxable year. There are several exceptions to the general rule for Contracts owned by non-natural persons which are discussed in the Statement of Additional Information.

DIVERSIFICATION REQUIREMENTS

    For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" in accordance with the standards provided in the Treasury regulations. If the investments in the Variable Account are not adequately diversified, then the Contract will not be treated as an annuity contract for federal income tax purposes and the Contract Owner will be taxed on the excess of the Contract Value over the investment in the Contract. Although the Company does not have control over the Fund or its investments, the Company expects the Fund to meet the diversification requirements.

INVESTOR CONTROL

    In connection with the issuance of the regulations on the adequate diversification standards, Treasury announced that the regulations do not provide guidance concerning the extent to which Contract Owners may direct their investments among Sub-Accounts of a Variable Account. The Internal Revenue Service has previously stated in published rulings that a variable Contract
Owner will be considered the Owner of separate account assets if the Owner possesses incidents of ownership in those assets such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, Treasury announced that guidance would be issued in the future regarding the extent that Owners could direct their investments among Sub-Accounts without being treated as Owners of the underlying assets of the Variable Account. It is possible that Treasury's position, when announced, may adversely affect the tax treatment of existing Contracts. The Company, therefore, reserves the right to modify the Contract as necessary to attempt to prevent the Contract Owner from being considered the federal tax owner of the assets of the Variable Account.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

    In the case of a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract value before the withdrawal exceeds the investment in the Contract. In the case of a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract bears to the Contract value, can be excluded from income. In the case of a full withdrawal under a Non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract. If an individual transfers an annuity contract without full and adequate consideration to a person other than the individual's spouse (or to a former spouse incident to a divorce), the Owner will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Other than in the case of certain Qualified Contracts, any amount received as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

TAXATION OF ANNUITY PAYMENTS

    Generally, the rule for income taxation of payments received from an annuity contract provides for the return of the Owner's investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. In the case of Variable Annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. In the case of fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract.

TAXATION OF ANNUITY DEATH BENEFITS

    Amounts may be distributed from an annuity contract because of the death of an Owner or Annuitant. Generally, such amounts are includible in income as follows: (1) if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal or (2) if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

    There is a 10% penalty tax on the taxable amount of any premature distribution from a non-qualified annuity contract. The penalty tax generally applies to any distribution made prior to the owner attaining age 59 1/2. However, there should be no penalty tax on distributions to Owners (1) made on or after the Owner attains age 59 1/2; (2) made as a result of the Owner's death or disability; (3) made in substantially equal periodic payments over life or life expectancy; or (4) made under an immediate annuity. Similar rules apply for distributions under certain Qualified Contracts. Please see the Statement of Additional Information for a discussion of other situations in which the penalty tax may not apply.

AGGREGATION OF ANNUITY CONTRACTS

    All Non-Qualified Contracts issued by the Company (or its affiliates) to the same Owner during any calendar year will be aggregated and treated as one annuity Contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS

    Annuity contracts may be used as investments with certain tax qualified plans such as: (1) Individual Retirement Annuities under Section 408(b) of the Code; (2) Simplified Employee Pension Plans under Section 408(k) of the Code;
(3) Tax Sheltered Annuities under Section 403(b) of the Code; (4) Corporate and Self Employed Pension and Profit Sharing Plans; and (5) State and Local Government and Tax-Exempt Organization Deferred Compensation Plans. In the case of certain tax qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

RESTRICTIONS UNDER SECTION 403(b) PLANS

    Section 403(b) of the Code provides for tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. In accordance with the requirements of Section 403(b), any annuity contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only after the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

INCOME TAX WITHHOLDING

    The Company is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless an individual elects to make a "direct rollover" of such amounts to another qualified plan or Individual Retirement Account or Annuity ("IRA"). Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of (1) required minimum distributions, or (2) a series of substantially equal periodic payments made over a period of at least 10 years, or the life (joint lives) of the participant (and beneficiary). For any distributions from non-qualified annuity contracts, or distributions from Qualified Contracts which are not considered eligible rollover distributions, the Company may be required to withhold federal and state income taxes unless the recipient elects not to have taxes withheld and properly notifies the Company of such election.

VOTING RIGHTS
--------------------------------------------------------------------------------

    The Owner or anyone with a voting interest in the Sub-Account of the Variable Account may instruct the Company on how to vote at shareholder meetings of the Fund. The Company will solicit and cast each vote according to the procedures set up by the Fund and to the extent required by law. The Company reserves the right to vote the eligible shares in its own right, if subsequently permitted by the Investment Company Act of 1940, its regulations or interpretations thereof.

    Before the Payout Start Date, the Owner holds the voting interest in the Sub-Account. (The number of votes for the Owner will be determined by dividing the Cash Value attributable to a Sub-Account by the net asset value per share of the applicable eligible Portfolio.)

    After the Payout Start Date, the person receiving Income Payments has the voting interest. After the Payout Start Date, the votes decrease as Income Payments are made and as the reserves for the Contract decrease. That person's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding eligible Portfolio.

SALES COMMISSION
--------------------------------------------------------------------------------

    From its profits the Company may pay a maximum sales commission of 6.0% of Purchase Payments and an annual sales administration expense allowance of up to 0.125% of the average net assets of the Fixed Account to Dean Witter Reynolds Inc., the principal underwriter of the Contracts. Dean Witter will pay annually to its Registered Representatives from its profits, an amount equal to .10% of the net assets of the Variable Account attributable to Contracts.

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS


                                                                                        PAGE
                                                                                        -----
The Contract.......................................................................           3
    Purchase of Contracts..........................................................           3
    Value of Variable Account Accumulation Units...................................           3
    Performance Data...............................................................           3
    Transfers......................................................................           5
    Tax-free Exchanges (1035 Exchanges, Rollovers, Transfers)......................           5
General Matters....................................................................           6
    Recordkeeping Services.........................................................           6
    Additions, Deletions or Substitution of Investments............................           6
    Reinvestment...................................................................           6
    Incontestability...............................................................           6
    Settlements....................................................................           6
    Safekeeping of the Variable Account's Assets...................................           6
    Experts........................................................................           7
    Legal Matters..................................................................           7
Federal Tax Matters................................................................           7
    Introduction...................................................................           7
    Taxation of Northbrook Life Insurance Company..................................           7
    Exceptions to the Non-Natural Owner Rule.......................................           8
    Penalty Tax on Premature Distributions.........................................           8
    IRS Required Distribution at Death Rules.......................................           8
    Qualified Plans................................................................           8
    Types of Qualified Plans.......................................................           9
      Individual Retirement Annuities..............................................           9
      Simplified Employee Pension Plans............................................           9
      Tax Sheltered Annuities......................................................           9
      Corporate and Self-Employed Pension and Profit Sharing Plans.................           9
      State and Local Government and Tax-Exempt Organization Deferred Compensation
       Plans.......................................................................           9
Voting Rights......................................................................           9
Sales Commissions..................................................................          10
Financial Statements...............................................................          11

                      (This page intentionally left blank)

                                   ORDER FORM

/ / Please send me a copy of the most recent Statement of Additional Information for the Northbrook Variable Annuity Account II.

------------------------
         (Date)

---------------------------------------------
                          (Name)

---------------------------------------------
                     (Street Address)

---------------------------------------------
                 (City) (State) (Zip Code)

Send to:  Northbrook Life Insurance Company
          Post Office Box 94040
          Palatine, Illinois 60094-4040

          Attention:  VA Customer Service Unit

                                                       REGISTRATION NO. 33-35412

                      STATEMENT OF ADDITIONAL INFORMATION
                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                                       OF
                       NORTHBROOK LIFE INSURANCE COMPANY
                                 P.O. BOX 94040
                            PALATINE, IL 60094-4040

                GROUP AND INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                 DISTRIBUTED BY
                           DEAN WITTER REYNOLDS INC.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                              -------------------

    This Statement of Additional Information supplements the information in the Prospectus for the group or individual Flexible Premium Deferred Variable Annuity Contract (as used herein "Contract" includes "Certificates" and "Contracts") offered by Northbrook Life Insurance Company ("Company"), a wholly owned subsidiary of Allstate Life Insurance Company. The group and individual Contract is primarily designed to aid individuals in long-term financial planning and it can be used for retirement planning regardless of whether the plan qualifies for special federal income tax treatment.

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

    You may obtain a copy of the Prospectus from Dean Witter Reynolds Inc. ("Dean Witter"), the principal underwriter and distributor of the Contract, by calling or writing Dean Witter at the address listed above.


    The  Prospectus, dated  October    ,  1995, has  been filed  with the United
States Securities and Exchange Commission.



                             DATED OCTOBER   , 1995

                               TABLE OF CONTENTS

                                                     PAGE
                                                     -----
THE CONTRACT....................................           3
  Purchase of Contracts.........................           3
  Value of Variable Account Accumulation
   Units........................................           3
  Performance Data..............................           3
  Transfers.....................................           5
  Tax-free Exchanges (1035 Exchanges, Rollovers
   and Transfers)...............................           5
GENERAL MATTERS.................................           6
  Recordkeeping Services........................           6
  Additions, Deletions or Substitutions of
   Investments..................................           6
  Reinvestment..................................           6
  Incontestability..............................           6
  Settlements...................................           6
  Safekeeping of the Variable Account's
   Assets.......................................           6
  Experts.......................................           7
  Legal Matters.................................           7
FEDERAL TAX MATTERS.............................           7

                                                     PAGE
                                                     -----

  Introduction..................................           7
  Taxation of Northbrook Life Insurance
   Company......................................           7
  Exceptions to the Non-Natural Owner Rule......           8
  Penalty Tax on Premature Distributions........           8
  IRS Required Distribution at Death Rules......           8
  Qualified Plans...............................           8
  Types of Qualified Plans......................           9
    Individual Retirement Annuities.............           9
    Simplified Employee Pension Plans...........           9
    Tax Sheltered Annuities.....................           9
    Corporate and Self-Employed Pension and
     Profit Sharing Plans.......................           9
    State and Local Government and Tax-Exempt
     Organization Deferred Compensation Plans...           9
VOTING RIGHTS...................................           9
SALES COMMISSIONS...............................          10
FINANCIAL STATEMENTS............................          11

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASE OF CONTRACTS

    The Contracts are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the Contracts is continuous and the Company does not anticipate discontinuing the offering of the Contracts. However, the Company reserves the right to discontinue the offering of the Contracts.

VALUE OF VARIABLE ACCOUNT ACCUMULATION UNITS

    The value of Variable Account Accumulation Units will vary in accordance with investment experience of the Portfolio in which the Sub-Account invests. The number of such Accumulation Units credited to a Contract will not, however, change as a result of any fluctuations in the Accumulation Unit value.

    The Accumulation Units in each Sub-Account of the Variable Account are valued separately. The value of Accumulation Units in any Valuation Period will depend upon the investment performance of the shares purchased by each Sub-Account in a particular Portfolio. The value of an Accumulation Unit in a Sub-Account for any Valuation Period equals the value of such a unit as of the immediately preceding Valuation Period, multiplied by the "Net Investment Factor" for that Sub-Account for the current Valuation Period. The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing (A) by (B) and subtracting (C), where:

    (A) is the sum of:

        (1) the net asset value per share of the Portfolio(s) underlying the Sub-Account determined at the end of the current valuation period; plus,

        (2) the per share amount of any dividend or capital gain distributions made by the Portfolio(s) underlying the Sub-Account during the current Valuation Period.

    (B) is the net asset value per share of the Portfolio(s) underlying the Sub-Account determined as of the end of the immediately preceding valuation period.

    (C) is the annualized Mortality and Expense Risk and Administrative Expense Charges divided by 365 and then multiplied by the number of calendar days in the current valuation period.

PERFORMANCE DATA

    From time to time the Variable Account May publish advertisements containing performance data relating to its Sub-Accounts. The performance data for the Sub-Accounts (other than for the Money Market Sub-Account) will always be accompanied by total return quotations.

    A Sub-Account's "average annual total return" represents an annualization of the Sub-Account's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 Purchase Payment made at the beginning of a one, five or ten year period, or for a period from the date of commencement of the Sub-Account's operations, if shorter than any of the foregoing. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value, including deductions for any Early Withdrawal Charges or Contract Maintenance Charges imposed on the Contracts by the Variable Account, by the initial hypothetical $1,000 Purchase Payment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

    The Early Withdrawal Charges assessed upon redemption are computed as follows: The Free Withdrawal Amount is not assessed an Early Withdrawal Charge. Early Withdrawal Charges are charged on the amount of redemption equal to the Purchase

Payment, reduced by the Free Withdrawal Amount, if any. The remaining amount of the redemption, if any, is not assessed an Early Withdrawal Charge. The Early Withdrawal Charge Schedule specifies rates based on the Contract Year in which the Purchase Payment was made. One rate is specified for Purchase Payments made in the current Contract Year, another rate for Purchase Payments made in the prior Contract Year, another rate for Purchase Payments made in the second prior Contract Year, and so on until a rate for Purchase Payments made in the sixth prior Contract Year or prior to it is reached. For a one year total return calculation the second rate, (i.e., the rate for Purchase Payments made in the prior Contract Year), is assessed. The Contract Maintenance Charge ($30 per contract) used in the total return calculation is normally prorated using the following method: The total amount of annual Contract fees collected during the year is divided by the total average net assets of all the Sub-Accounts. The resulting percentage is then multiplied by the ending Cash Value.


    The Money Market, Quality Income Plus, High Yield, Utilities, Dividend Growth, Equity and Strategist Sub-Accounts commenced operations on October 25, 1990. The Capital Growth and European Growth Sub-Accounts commenced operations on March 1, 1991. The Global Dividend Growth and Pacific Growth Sub-Accounts commenced operations on February 23, 1994. The average annual total returns of the above Sub-Accounts for the period from commencement of the Sub-Account's operations through December 31, 1994 were as follows: Money Market 2.23%, Quality Income Plus 6.74%, High Yield 16.67%, Utilities 8.32%, Dividend Growth 11.51%, Capital Growth 2.74%, European Growth 11.13%, Equity 15.37%, Managed Assets 10.99% and Global Dividend Growth -7.07%, and Pacific Growth -15.05%. The average annual total returns of the Money Market, High Yield, Equity, Quality Income Plus, Strategist, Dividend Growth, Utilities, European Growth and Capital Growth Sub-Accounts for the one year period ending December 31, 1994 is as follows: Money Market -1.90%, High Yield -8.12%, Equity -10.52%, Quality Income Plus -12.22%, Strategist -1.78%, Dividend Growth -8.90%, Utilities -14.57%, European Growth 2.58%, and Capital Growth -6.93%.



    In addition, the Variable Account May advertise the total return over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations would not reflect deductions for Early Withdrawal Charges or Contract Maintenance charges which May be imposed on the Contracts by the Variable Account which, if reflected, would reduce the performance quoted. The formula for computing such total return quotations involves a percent unit change calculation. This calculation is the Accumulation Unit value at the end of the defined period divided by the Accumulation Unit value at the beginning of such period minus 1. The periods included in such advertisements are "year-to-date" (prior calendar year end to the day of the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year"; and "Inception (commencement of the Sub-Account's operation) to date" (day of the advertisement). As an example, on March 31, 1995, the advertisement would contain the following aggregate total return figures: "Year-to-date: (December 31, 1994 to March 31, 1995) is 1.07% for the Money Market Sub-Account, 5.74% for the Quality Income Plus Sub-Account, 3.86% for the High Yield Sub-Account, 5.01% for the Utilities Sub-Account, 9.53% for the Dividend Growth Sub-Account, 9.97% for the Capital Growth Sub-Account, 4.43% for the European Growth Sub-Account, 6.02% for the Equity Sub-Account, 1.30% for the Strategist Sub-Account, -3.76% for the Pacific Growth Sub-Account, and 5.02% for the Global Dividend Growth Sub-Account. "The Prior Calendar Year" (December 31, 1993 to December 31, 1994) is 2.43% for the Money Market Sub-Account, -3.79% for the High Yield Sub-Account, -6.19% for the Equity Sub-Account, -7.89% for the Quality Income Plus Sub-Account, 2.55% for the Strategist Sub-Account,

-4.57% for the Dividend Growth Sub-Account, -10.24% for the Utilities Sub-Account, 6.91% for the European Growth Sub-Account and -2.60% for the Capital Growth Sub-Account; "Inception-to-date" (October 25, 1990 to March 31,
1995) is 12.98% for the Money Market Sub-Account, 41.10% for the Quality Income Plus Sub-Account, 100.06% for the High Yield Sub-Account, 48.90% for the Utilities Sub-Account, 75.04% for the Dividend Growth Sub-Account, 94.99% for the Equity Sub-Account and 58.78% for the Strategist Sub-Account; (March 1, 1991 to March 31, 1995) is 25.14% for the Capital Growth Sub-Account, and 59.55% for the European Growth Sub-Account; and (February 23, 1994 to March 31, 1995) is 4.10% for the Global Dividend Growth Sub-Account and -11.26% for the Pacific Growth Sub-Account.


    The Variable Account May also advertise the performance of the Sub-Accounts relative to certain performance rankings and indexes compiled by independent organizations, such as: (a) Lipper Analytical Services, Inc.; (b) the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"); and, (c) A.M. Best Company.

TRANSFERS

    The Owner May transfer amounts from one investment alternative to another prior to the Payout Start Date. Transfers are subject to the following restrictions:

        1. The minimum amount that May be transferred from an investment alternative is $100; if the total amount in an investment alternative is less than $100, the entire amount May be transferred.

        2. The minimum transfer to any Guarantee Period of the Fixed Account is $500.

        3. The maximum amount in any Contract Year which May be transferred from the Fixed Account to the Variable Account or between Guarantee Periods of the Fixed Account is limited to the greater of (1) 25% of the value in the Fixed Account as of the most recent Contract Anniversary; if 25% of the value as of the most recent Contract Anniversary is greater than zero but less than $1,000, then up to $1,000 May be transferred; or (2) 25% of the sum of all Purchase Payments and transfers to the Fixed Account as of the most recent Contract Anniversary.

        4. If the first renewal interest rate is less than the current rate that was in effect at the time money was allocated or transferred to the Fixed Account, the 25% transfer restriction for that money and the accumulated interest thereon will be waived during the 60 day period following the first renewal date.

    The Company reserves the right to assess transfer fees.

TAX-FREE EXCHANGES (1035 EXCHANGES,
ROLLOVERS AND TRANSFERS)

    The Company accepts Purchase Payments which are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the Contract, the Company does not differentiate between Section 1035 Purchase Payments and non-Section 1035 Purchase Payments.

    The Company also accepts "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities (TSAs), individual retirement annuities or accounts,
(IRAs), or any other Qualified Contract which is eligible to "rollover" into an IRA. The Company differentiates between Non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, the Company restricts the assignment, transfer or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. An Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

GENERAL MATTERS
--------------------------------------------------------------------------------

RECORDKEEPING SERVICES

    In 1993, the Company paid $336,207.59 to Vantage for its services from January 1, 1993 through October 3, 1993. The basis for the fee was an annual fee of $16 per policy, plus out-of-pocket expenses for fees for enhancements. In 1992 the Company paid $179,690 to Vantage for its services. The basis for the fee was an annual fee of $16 per policy, plus out of pocket expenses and fees for enhancements.

    As of October 4, 1993, the Company performs all Contract recordkeeping services.

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS


    The Company retains the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Sub-Account of the Variable Account. The Company reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Fund, or of another open-end, registered investment company, if the shares of the Portfolio are no longer available for investment, or if, in the Company's judgment, investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account. Substitutions of shares attributable to an Owner's interest in a Sub-Account will not be made until the Owner has been notified of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval is required by the Investment Company Act of 1940. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Owners.


    The Company may also establish additional Sub-Accounts of the Variable Account. Each additional Sub-Account would purchase shares in a new Portfolio of the Fund or in another mutual fund. New Sub-Accounts may be established when, in the sole discretion of the Company, marketing needs or investment conditions warrant. Any new Sub-Accounts will be made available to existing Owners on a basis to be determined by the Company. The Company may also eliminate one or more Sub-Accounts if, in its sole discretion, marketing, tax or investment conditions so warrant.

    In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change. If deemed to be in the best interests of persons having voting rights under the policies, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under such Act in the event such registration is no longer required.

REINVESTMENT

    All dividends and capital gains distributions from the Portfolios are automatically reinvested in shares of the distributing Portfolio at their net asset value.

INCONTESTABILITY

    The Contract will not be contested after it is issued.

SETTLEMENTS

    The Contract must be returned to the Company prior to any settlement. Due proof of the Owner(s) or the Annuitant's (and any Joint Annuitant's) death must be received prior to settlement of a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

    The Company holds title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Portfolio shares held by each of the Sub-Accounts.

    The Dean Witter Variable Investment Series ("Fund") does not issue certificates and, therefore, the Company holds the Account's assets in open account in lieu of stock certificates. See the Fund's Prospectus for a more complete description of the Fund's custodian.

EXPERTS

    The financial statements of the Variable Account and the financial statements and financial statement schedule of the Company appearing in this Statement of Additional Information (which is incorporated by reference in the prospectus of Northbrook Variable Annuity Account II of Northbrook Life Insurance Company) have been audited by Deloitte & Touche LLP, Chicago, Illinois, independent auditors, as stated in their reports appearing herein and are included in reliance upon the reports of such firm and upon their authority as experts in accounting and auditing.

LEGAL MATTERS

    Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the Contracts has been provided by Routier, Mackey & Johnson, P.C., of Washington, D.C.. All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and the Company's right to issue such Contracts under Illinois insurance law, have been passed upon by Michael J. Velotta, General Counsel of Northbrook Life Insurance Company.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

INTRODUCTION

    THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. THE COMPANY MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT. Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF NORTHBROOK LIFE INSURANCE
COMPANY

    The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. The following discussion assumes that the Company is taxed as a life insurance company under Part I of Subchapter L. Since the Variable Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the contract. Under existing federal income tax law, the Company believes that the Variable Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract.

    Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Variable Account, then the Company may impose a charge against the Variable Account (with respect to some or all contracts) in order to set aside provisions to pay such taxes.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE

    There are several exceptions to the general rule that contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

    There is a 10% penalty tax on the taxable amount of any payment received from a non-qualified annuity contract unless: (1) made after the owner reaches 59 1/2; (2) attributable to the owner's disability; (3) attributable to investment before August 14, 1982, including earnings on pre-August 14, 1982 investment; (4) made from certain qualified contracts; (5) made after the death of the owner; (6) made under an immediate annuity contract; (7) made from an annuity purchased and held by an employer upon the termination of a qualified retirement plan; (8) made under a qualified funding asset; (9) made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life of or life expectancy of the owner or the joint lives of joint life expectancies of the owner and designated beneficiary. Similar rules apply in the case of qualified contracts.

IRS REQUIRED DISTRIBUTION AT DEATH RULES

    In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.

QUALIFIED PLANS

    This annuity contract may be used with several types of qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Owners and participants under the plan and annuitants and beneficiaries under the contract may be subject to the terms and conditions of the plan regardless of the terms of the contract.

TYPES OF QUALIFIED PLANS

INDIVIDUAL RETIREMENT ANNUITIES

    Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity. Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

SIMPLIFIED EMPLOYEE PENSION PLANS

    Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities.

TAX SHELTERED ANNUITIES

    Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only after the employee attains age 59 1/2, separates from service, dies, becomes disabled or in the case of hardship (earnings on salary reduction contributions may not be distributed for hardship).

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

    Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION
PLANS

    Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, under the non-natural owner rules, such contracts are not treated as annuity contracts for federal income tax purposes.

VOTING RIGHTS
--------------------------------------------------------------------------------

    The number of votes which a person has the right to instruct will be calculated separately for each Sub-Account. That number will be determined by applying his/her percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to the Sub-Account.

    The number of votes of the Portfolio which an Owner has a right to instruct will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

    Fund shares as to which no timely instructions are received will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Sub-Account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

    Each person having a voting interest in a Sub-Account will receive proxy material, reports and other materials relating to the appropriate Portfolio.

SALES COMMISSIONS
--------------------------------------------------------------------------------

    The Company pays Dean Witter for its underwriting and general agent's services a sales commission of up to 6.0% of the Purchase Payments and sales administration expense allowance of up to 0.125% of the average net assets of the Fixed Account. These commissions are intended to cover Dean Witter's expenses in distributing and selling the Contracts. In addition, sale of the Contract may count toward incentive program awards for the Registered Representative.

    In accordance with the Underwriting and General Agent's Agreements between Dean Witter and the Company, Dean Witter offers for sale and sells the Contracts, prepares sales or promotional literature and prints and distributes the Prospectuses to prospective purchasers. The Company paid Dean Witter sales commission in the amount of $42,196,817 in 1994, $65,164,096 in 1993 and
$18,979,402 in 1992 for its services under these agreements. These fees are based on sales commissions.

    Under the Underwriting Agreement and Managing General Agent's Agreement between Dean Witter and the Company, Dean Witter is responsible for paying costs and expenses associated with licensing its agents, paying agent's commissions, printing, mailing and distributing the Prospectus to prospective purchasers; and preparing, printing and distributing sales literature. In the event the commissions fail to adequately compensate Dean Witter for these expenses, Dean Witter will pay these expenses from its own funds.

                                                       REGISTRATION NO. 33-35412

                                     PART C
                               OTHER INFORMATION

24A. FINANCIAL STATEMENTS


    PART B: Northbrook Life Insurance Company Financial Schedules


24B. EXHIBITS

    The following exhibits:

    The following exhibits, which were previously filed with Registrant's Registration Statement dated June 15, 1990, correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:


 (1)       Resolution of the Board of Directors of Northbrook Life Insurance Company authorizing establishment of the Variable Annuity Account II.
 (2)       Not Applicable.
 (3)(a)    Distribution Agreement.
   (b)     Managing General Agent's Agreement.
 (4)       Form of Contract and Certificate Amendments*
 (5)       Form of application for a Contract.
 (6)(a)    Certificate of Incorporation of Northbrook Life Insurance Company.
   (b)     By-laws of Northbrook Life Insurance Company.
 (7)       Not applicable.
 (8)       RecordKeeping and Administrative Services Agreement.
 (9)       Opinion of Robert S. Seiler, Senior Vice President, Secretary and General Counsel of
           Northbrook Life Insurance Company.
(10)(a)    Consent of Accountants.**
   (b)     Consent of Attorneys.
(11)       Not applicable.
(12)       Agreement to Purchase Shares.***
(13)       Performance Data Calculations.***
(27)       Financial Data Schedule
           Powers of Attorney**
           Lawrence P. Moews
           Casey J. Sylla
           James P. Zils

------------------------
  *  Previously   filed  in   Registrant's  Form   N-4  Registration  Statement,
     Registration No. 33-35412, June 23, 1995, and incorporated by reference
 **  Filed herewith
***  Previously  filed  in   Registrant's  Form   N-4  Registration   Statement,
     Registration No. 33-35412, April 18, 1995, and incorporated by reference

25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL BUSINESS
          ADDRESS                     POSITION AND OFFICE WITH DEPOSITOR OF THE TRUST
---------------------------  ------------------------------------------------------------------
Louis G. Lower, II           Chairman of the Board of Directors and President
Michael J. Velotta           Director, Vice President, Secretary and General Counsel
Marla G. Friedman            Director and Vice President
Peter H. Heckman             Director and Vice President
John R. Hunter               Director and Assistant Vice President
Casey J. Sylla               Director and Chief Investment Officer
Lawrence P. Moews            Director
Jame P. Zils                 Treasurer
Sarah R. Donahue             Assistant Vice President
Ronald Johnson               Assistant Vice President
Margarita E. Kellen          Assistant Vice President
Susan G. Martin              Assistant Vice President
Barry S. Paul                Assistant Vice President and (Principal Financial Official)
Robert N. Roeters            Assistant Vice President
Theodore A. Schnell          Assistant Vice President, Assistant Secretary and Assistant
                              Treasurer
C. Nelson Strom              Assistant Vice President and Corporate Actuary
Charles F. Thalheimer        Assistant Vice President
Mary J. McGinn               Assistant Secretary
Emma M. Kalaidjian           Assistant Secretary
Paul N. Kierig               Assistant Secretary
Kevin R. Slawin              Assistant Treasurer


    The principal business address of the foregoing directors is 3100 Sanders Road, Northbrook, IL 60062

26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


    See 10-K Commission File #1-1184-0, The Allstate Corporation.


27.  NUMBER OF CONTRACT OWNERS

    As of December 31, 1994 there were in force 6,908 qualified and 33,264 non-qualified contracts. The Registrant began operations on October 25, 1990.

28.  INDEMNIFICATION

    The Managing General Agent's Agreement (Exhibit 3(b)) has a provision in which Northbrook Life agrees to indemnify Dean Witter Reynolds as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Northbrook Life. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

    Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit, or proceeding) is asserted such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


29A.  RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES



    Dean Witter Distributors Inc. is the principal underwriter for the following investment companies:



Active Assets Money Trust


Active Assets Tax-Free Trust


Active Assets California Tax-Free Trust


Active Assets Government Securities Trust


Dean Witter Liquid Asset Fund Inc.


Dean Witter Tax-Free Daily Income Trust


Dean Witter California Tax-Free Daily Income Trust


Dean Witter U.S. Government Money Market Trust


Dean Witter American Value Fund


Dean Witter World Wide Investment Trust


Dean Witter Dividend Growth Securities Inc.


Dean Witter Natural Resource Development
 Securities Inc.


Dean Witter Capital Growth Securities


Dean Witter Developing Growth Securities Trust


Dean Witter Convertible Securities Trust


Dean Witter Federal Securities Trust


Dean Witter U.S. Government Securities Trust


Dean Witter High Yield Securities Inc.


Dean Witter New York Tax-Free Income Fund


Dean Witter Tax-Exempt Securities Trust


Dean Witter California Tax-Free Income Fund


Dean Witter Managed Assets Trust


Dean Witter Limited Term Municipal Trust


Dean Witter Value-Added Market Series


Dean Witter World Wide Income Trust


Dean Witter Utilities Fund


Dean Witter Strategist Fund


Dean Witter New York Municipal Money Market
 Trust


Dean Witter Intermediate Income Growth
 Securities


Dean Witter European Growth Fund Inc.


Dean Witter Developing Growth Securities Trust


Dean Witter Global Short-Term Income Fund Inc.


Dean Witter Precious Metal & Minerals Trust


Dean Witter Pacific Growth Fund Inc.


Dean Witter Multi-State Municipal Series Trust


Dean Witter Premier Income Trust


Dean Witter Short-Term U.S. Treasury Trust


Dean Witter Diversified Income Trust


Dean Witter Health Sciences Trust


Dean Witter Retirement Series


Dean Witter Global Dividend Growth Securities


Dean Witter Short-Term Bond Fund


Dean Witter Variable Investment Series


Dean Witter Global Utilities Fund


Dean Witter High Income Securities


Dean Witter National Municipal Trust


Dean Witter International Small Cap Fund


Dean Witter Mid-Cap Growth Fund


Dean Witter Global Asset Allocation Fund


Dean Witter Balanced Growth Fund


Dean Witter Balanced Income Fund


Prime Income Trust


TCW/DW Core Equity Trust


TCW/DW North American Government Income
 Trust


TCW/DW Latin American Growth Fund


TCW/DW Income and Growth Fund


TCW/DW Small Cap Growth Fund


TCW/DW Balanced Fund


TCW/DW North American Intermediate Income
 Trust


TCW/DW Global Convertible Trust


TCW/DW Total Return Trust

29B.  PRINCIPAL UNDERWRITER



NAME AND PRINCIPAL BUSINESS
ADDRESS OF EACH SUCH PERSON                POSITIONS AND OFFICES WITH UNDERWRITER
---------------------------  ------------------------------------------------------------------
Dean  Witter  Reynolds Inc.  Underwriter
("Dean Witter")
Philip J. Purcell            Chairman, Chief Executive Officer and Director
Richard M. DeMartini         President, Chief Operating Officer of Dean Witter Capital and
                              Director
James F. Higgins             President, Chief Operating Officer of Dean Witter Financial and
                              Director
Christine A. Edwards         Executive Vice President, Secretary, General Counsel and Director
Charles A. Fiumefreddo       Executive Vice President and Director
Thomas C. Schneider          Executive Vice President
                              Chief Financial Officer and Director
Fredrick K. Kubler           Senior Vice President, Assistant Secretary and Chief Compliance
                              Officer
Michael T. Gregg             Vice President and Assistant Secretary
Marilyn Cranney              Assistant Secretary
Sheldon Curtis               Assistant Secretary



    The principal address of Dean Witter is Two World Trade Center, New York, New York 10048.

                         DEAN WITTER INTERCAPITAL INC.



NAME AND PRINCIPAL BUSINESS
ADDRESS OF EACH SUCH PERSON             POSITION WITH DEAN WITTER INTERCAPITAL INC.
---------------------------  ------------------------------------------------------------------
Charles A. Fiumefreddo       Chairman, Chief Executive Officer and Director
Phillip J. Purcell           Director
Richard M. DeMartini         Director
James F. Higgins             Director
Thomas C. Schneider          Executive Vice President, Chief Financial Officer and Director
Christine A. Edwards         Director
Robert M. Scanlan            President and Chief Operating Officer
David A. Hughey              Executive Vice President and Chief Administrative Officer
Mark Bavoso                  Senior Vice President
Edmund C. Puckhaber          Executive Vice President
John Van Heuvelan            Executive Vice President
Sheldon Curtis               Senior Vice President, General Counsel and Secretary
Peter M. Avelar              Senior Vice President
Thomas H. Connelly           Senior Vice President
Richard Felegy               Senior Vice President
Edward Gaylor                Senior Vice President
Robert S. Giambrone          Senior Vice President
Rajesh K. Gupta              Senior Vice President
Kenton J. Hinchliffe         Senior Vice President
Kevin Hurley                 Senior Vice President
John B. Kemp, III            Senior Vice President
Anita Kolleeny               Senior Vice President
Joseph McAlinden             Senior Vice President
Jonathan R. Page             Senior Vice President
Ira Ross                     Senior Vice President
Rochelle G. Siegel           Senior Vice President
Paul D. Vance                Senior Vice President
Elizabeth A. Vetell          Senior Vice President
James F. Willison            Senior Vice President
Ronald Worobel               Senior Vice President
Thomas F. Caloia             First Vice President and Assistant Treasurer
Barry Fink                   First Vice President
Michael Interrante           First Vice President and Controller
Robert Zimmerman             First Vice President
Joan Allman                  Vice President
Joseph Arcieri               Vice President
Stephen Brophy               Vice President
Douglas Brown                Vice President
Thoman Chronert              Vice President
Rosalie Clough               Vice President
B. Catherine Connelly        Vice President
Marilyn K. Cranney           Vice President and Assistant Secretary
Patricia A. Cuddy            Vice President

NAME AND PRINCIPAL BUSINESS
ADDRESS OF EACH SUCH PERSON             POSITION WITH DEAN WITTER INTERCAPITAL INC.
---------------------------  ------------------------------------------------------------------
Salvatore DeSteno            Vice President
Frank J. DeVito              Vice President
Dwight Doolan                Vice President
Bruce Dunn                   Vice President
Jeffrey D. Geffen            Vice President
Deborah Genovese             Vice President
Peter W. Gurman              Vice President
Russell Harper               Vice President
John Hechtlinger             Vice President
Peter Herman                 Vice President
David Hoffman                Vice President
David Johnson                Vice President
Christopher Jones            Vice President
Stanley Kapica               Vice President
Michael Knox                 Vice President
Konrad J. Krill              Vice President
Paul LaCosta                 Vice President
Thomas Lawlor                Vice President
Gerard Lian                  Vice President
Lou Anne D. McInnis          Vice President and Assistant Secretary
Sharon K. Milligan           Vice President
Julie Morrone                Vice President
David Meyers                 Vice President
James Nash                   Vice President
Richard Norris               Vice President
Hugh Rose                    Vice President
Ruth Rossi                   Vice President and Assistant Secretary
Carl F. Sadler               Vice President
Rafael Scolari               Vice President
Jayne M. Strevlingson        Vice President
Kathleen Stromberg           Vice President
Vinh Q. Tran                 Vice President
Alice Weiss                  Vice President
Jayne M. Wolff               Vice President
Marianne Zalys               Vice President

29C.  COMPENSATION OF DEAN WITTER

    The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

      (1)             (2)            (3)             (4)             (5)
                      NET        COMPENSATION
                 UNDERWRITING   OR REDEMPTION
    NAME OF      DISCOUNTS AND        OR          BROKERAGE
   PRINCIPAL      COMMISSIONS   ANNUITIZATION    COMMISSIONS     COMPENSATION
---------------  -------------  --------------  --------------  --------------
Dean Witter
Reynolds Inc.                                   $   42,196,817

30.  LOCATION OF ACCOUNTS AND RECORDS

    Michael J. Velotta
    Northbrook Life Insurance Company
    3100 Sanders Road
    Northbrook, Illinois 60062

31.  MANAGEMENT SERVICES

    None

32.  UNDERTAKINGS

    The Registrant promises to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

33.  REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

    The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance ("ACLI") and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, (the "Act") and the Investment Company Act of 1940, the registrant, Northbrook Variable Annuity Account II, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Township of Northfield, State of Illinois, on the ninth day of October, 1995.

                                          NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                                                       (Registrant)
                                            NORTHBROOK LIFE INSURANCE COMPANY
                                                       (Depositor)

(SEAL)
Attest: ------------------------------ By: ------------------------------
              Paul N. Kierig                   Michael J. Velotta
           ASSISTANT SECRETARY           VICE PRESIDENT, SECRETARY AND
                                                GENERAL COUNSEL

    Pursuant to  the  requirements  of  the  Securities  Act  of  1933  and  the
Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been duly signed below by the following Directors and Officers of Northbrook Life Insurance Company on this ninth day of October, 1995.

                                     Chairman of the Board of
      */s/ LOUIS G. LOWER, II         Directors and President
-----------------------------------   (Principal Executive
        Louis G. Lower, II            Officer)

                                     Vice President,
-----------------------------------   Secretary, General
        Michael J. Velotta            Counsel and Director

        **/s/ JAMES P. ZILS
-----------------------------------  Treasurer
           James P. Zils

      */s/ MARLA G. FRIEDMAN
-----------------------------------  Vice President and
         Marla G. Friedman            Director

       */s/ PETER H. HECKMAN
-----------------------------------  Vice President and
         Peter H. Heckman             Director

        */s/ JOHN R. HUNTER          First Vice President,
-----------------------------------   Assistant Vice President
          John R. Hunter              and Director

      **/s/ LAWRENCE P. MOEWS
-----------------------------------  Director
         Lawrence P. Moews

       **/s/ CASEY J. SYLLA
-----------------------------------  Chief Investment Officer
          Casey J. Sylla              and Director

        */s/ BARRY S. PAUL           Assistant Vice President
-----------------------------------   (Principal Financial
           Barry S. Paul              Officer)

 * By Michael J. Velotta, pursuant to Power of Attorney
** By Michael J. Velotta, pursuant to Power of Attorney filed herewith